AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 66.3%
Common Stocks — 26.5%
Argentina — 0.0%
MercadoLibre, Inc.*(a)	1,542	$ 753,390
Australia — 0.2%
BHP Group Ltd.	46,473	823,984
Commonwealth Bank of Australia	7,339	279,875
Rio Tinto PLC	48,053	2,198,848
		3,302,707
Austria — 0.1%
BAWAG Group AG, 144A*	6,414	181,061
Erste Group Bank AG*	41,449	772,062
Wienerberger AG	11,509	181,806
		1,134,929
Belgium — 0.1%
KBC Group NV	18,067	826,514
UCB SA	4,597	398,638
		1,225,152
Brazil — 0.1%
Ambev SA	24,542	56,111
Ambev SA, ADR(a)	104,118	239,471
B3 SA - Brasil Bolsa Balcao	46,488	318,771
Banco do Brasil SA	7,723	41,245
Cogna Educacao	12,694	10,016
CVC Brasil Operadora e Agencia de Viagens SA	2,475	5,373
Equatorial Energia SA	4,012	13,474
Itau Unibanco Holding SA, ADR	168,807	757,943
Localiza Rent a Car SA	5,754	29,091
Lojas Renner SA	47,957	310,201
Raia Drogasil SA	14,271	278,219
TIM Participacoes SA, ADR	3,951	48,044
Vale SA, ADR	15,215	126,132
WEG SA	26,869	173,022
		2,407,113
Canada — 0.1%
Advanz Pharma Corp. Ltd.*	499	1,921
Canadian Pacific Railway Ltd.	2,924	642,081
Fairfax Financial Holdings Ltd.	1,240	380,142
Shopify, Inc. (Class A Stock)*(a)	857	357,309
		1,381,453
Chile — 0.0%
Banco Santander Chile, ADR	11,532	174,479
Cencosud SA	12,154	12,640
Cia Cervecerias Unidas SA, ADR	992	13,273
		200,392
China — 1.1%
51job, Inc., ADR*	635	38,983
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	3,600	19,905
Alibaba Group Holding Ltd., ADR*	26,650	5,182,892
Anhui Conch Cement Co. Ltd. (Class H Stock)	5,000	34,646
	Shares	Value
Common Stocks (continued)
China (cont’d.)
ANTA Sports Products Ltd.	3,000	$ 21,894
Baidu, Inc., ADR*	1,004	101,193
Bank of China Ltd. (Class H Stock)	429,000	163,917
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	86,400	59,075
BeiGene Ltd., ADR*	114	14,035
Beijing Enterprises Holdings Ltd.	5,000	18,323
Beijing Shiji Information Technology Co. Ltd. (Class A Stock)	5,000	20,419
BOE Technology Group Co. Ltd. (Class A Stock)	61,100	31,719
Budweiser Brewing Co. APAC Ltd., 144A*	199,500	511,065
CGN Power Co. Ltd. (Class H Stock), 144A	186,000	42,465
China Conch Venture Holdings Ltd.	12,000	53,478
China Construction Bank Corp. (Class H Stock)	448,000	364,125
China Gas Holdings Ltd.	23,800	83,033
China Lesso Group Holdings Ltd.	26,000	34,095
China Life Insurance Co. Ltd. (Class H Stock)	52,000	102,032
China Merchants Bank Co. Ltd. (Class H Stock)	34,000	153,139
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	24,000	55,833
China Mobile Ltd.	20,000	149,668
China Oilfield Services Ltd. (Class H Stock)	48,000	37,118
China Overseas Land & Investment Ltd.	32,000	98,981
China Pacific Insurance Group Co. Ltd. (Class H Stock)	19,000	57,348
China Petroleum & Chemical Corp. (Class H Stock)	94,000	46,383
China Resources Land Ltd.	22,000	90,531
China Shenhua Energy Co. Ltd. (Class H Stock)	37,500	71,377
China State Construction International Holdings Ltd.	46,000	34,069
China Unicom Hong Kong Ltd.	84,000	48,549
China Vanke Co. Ltd. (Class H Stock)	23,900	78,457
CNOOC Ltd.	111,000	118,431
Country Garden Holdings Co. Ltd.	76,000	91,603
Country Garden Services Holdings Co. Ltd.	14,000	56,502
CSPC Pharmaceutical Group Ltd.	32,000	63,779
ENN Energy Holdings Ltd.	5,800	55,937
Far East Horizon Ltd.	26,000	20,909
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	16,800	296,545
Fosun International Ltd.	21,500	24,596
GDS Holdings Ltd., ADR*	626	36,289
Geely Automobile Holdings Ltd.	38,000	55,395
Haier Electronics Group Co. Ltd.	11,000	29,409
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	11,130	44,403
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Huazhu Group Ltd., ADR	5,132	$ 147,442
Industrial & Commercial Bank of China Ltd. (Class H Stock)	369,000	252,577
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	6,001	25,315
Innovent Biologics, Inc., 144A*	10,000	42,084
JD.com, Inc., ADR*	24,883	1,007,762
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	4,680	60,712
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	3,500	41,378
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)	10,800	25,908
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. (Class A Stock)	4,600	30,892
Kingdee International Software Group Co. Ltd.	43,000	57,019
Kunlun Energy Co. Ltd.	52,000	30,306
Kweichow Moutai Co. Ltd. (Class A Stock)	3,332	522,859
Laobaixing Pharmacy Chain JSC (Class A Stock)	4,000	43,828
Longfor Group Holdings Ltd., 144A	19,000	92,641
Midea Group Co. Ltd. (Class A Stock)	61,000	414,701
NARI Technology Co. Ltd. (Class A Stock)	14,100	39,140
NetEase, Inc., ADR	444	142,506
Nexteer Automotive Group Ltd.	17,000	8,487
PetroChina Co. Ltd. (Class H Stock)	98,000	35,879
PICC Property & Casualty Co. Ltd. (Class H Stock)	64,000	61,648
Ping An Bank Co. Ltd. (Class A Stock)	32,100	57,807
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	228,500	2,238,767
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	114,000	69,445
Prosus NV*	4,138	288,204
SAIC Motor Corp. Ltd. (Class A Stock)	18,802	54,135
Shenzhou International Group Holdings Ltd.	6,300	66,797
Sinopharm Group Co. Ltd. (Class H Stock)	12,000	26,933
Sunny Optical Technology Group Co. Ltd.	5,900	78,595
Suofeiya Home Collection Co. Ltd. (Class A Stock)	25,100	63,888
Tencent Holdings Ltd.	86,800	4,271,375
Trip.com Group Ltd., ADR*	2,314	54,263
Vipshop Holdings Ltd., ADR*	1,732	26,985
Weifu High-Technology Group Co. Ltd. (Class A Stock)	17,600	47,120
Wuxi Biologics Cayman, Inc., 144A*	7,000	91,106
Xinyangfeng Agricultural Technology Co. Ltd. (Class A Stock)	28,600	32,600
Yonyou Network Technology Co. Ltd. (Class A Stock)	6,200	35,269
Yum China Holdings, Inc.	11,868	505,933
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	9,699	$ 32,360
Zhejiang Supor Co. Ltd. (Class A Stock)	4,700	45,670
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	21,600	33,443
		19,916,324
Colombia — 0.0%
Bancolombia SA	2,963	18,294
Ecopetrol SA, ADR	1,331	12,658
		30,952
Czech Republic — 0.0%
Komercni banka A/S	1,331	25,227
Moneta Money Bank A/S, 144A	11,508	23,717
		48,944
Denmark — 0.2%
Carlsberg A/S (Class B Stock)	5,826	658,810
Novo Nordisk A/S (Class B Stock)	41,775	2,514,330
Orsted A/S, 144A	9,623	939,662
		4,112,802
Finland — 0.1%
Kone OYJ (Class B Stock)	21,907	1,244,219
Neste OYJ	20,057	680,231
		1,924,450
France — 1.0%
Accor SA	11,632	318,580
Airbus SE	16,422	1,075,388
Alstom SA	17,764	745,357
Atos SE	4,802	323,500
AXA SA	21,626	372,879
BNP Paribas SA	13,573	408,796
Capgemini SE	8,423	707,776
Credit Agricole SA	29,276	212,611
Eiffage SA	4,195	298,660
EssilorLuxottica SA	4,178	448,066
Faurecia SE	8,415	251,914
Gecina SA, REIT	2,057	273,122
Ingenico Group SA	2,987	313,795
Kering SA	1,180	615,799
Legrand SA	8,180	524,406
L’Oreal SA	2,634	696,018
LVMH Moet Hennessy Louis Vuitton SE	5,411	2,007,957
Orange SA	40,100	491,021
Pernod Ricard SA	3,947	562,423
Peugeot SA	16,848	224,273
Safran SA	13,232	1,160,826
Sanofi	12,398	1,081,795
Schneider Electric SE	33,210	2,827,367
TOTAL SA	36,476	1,396,078
Vinci SA	13,663	1,130,782
		18,469,189

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany — 0.5%
adidas AG	6,378	$ 1,434,584
Allianz SE	15,392	2,651,546
alstria office REIT-AG	11,015	158,286
Deutsche Boerse AG	3,960	545,859
Deutsche Post AG	12,049	327,681
Deutsche Telekom AG	45,243	584,234
DWS Group GmbH & Co. KGaA, 144A	8,577	214,881
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,052	165,203
HelloFresh SE*	15,500	520,819
LEG Immobilien AG	3,027	342,115
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,545	511,395
SAP SE	9,276	1,031,493
Symrise AG	5,466	509,493
Varta AG*(a)	2,228	159,364
Vonovia SE	11,028	544,631
		9,701,584
Greece — 0.0%
OPAP SA	3,913	29,843
Hong Kong — 0.3%
AIA Group Ltd.	300,000	2,702,265
CK Asset Holdings Ltd.	75,000	423,306
Hong Kong Exchanges & Clearing Ltd.	31,600	944,069
Hutchison China MediTech Ltd., ADR*	1,073	19,153
Jardine Matheson Holdings Ltd.	5,100	258,539
Sino Biopharmaceutical Ltd.	14,000	18,366
Techtronic Industries Co. Ltd.	52,000	334,862
		4,700,560
Hungary — 0.0%
OTP Bank Nyrt	2,212	64,075
Richter Gedeon Nyrt	2,476	46,810
		110,885
India — 0.3%
Axis Bank Ltd.	14,155	70,892
Bosch Ltd.	145	17,931
Container Corp. Of India Ltd.	4,695	20,530
HCL Technologies Ltd.	7,490	43,161
HDFC Bank Ltd., ADR	67,346	2,590,127
Hindalco Industries Ltd.	13,205	16,641
Hindustan Unilever Ltd.	4,572	138,809
Housing Development Finance Corp. Ltd.	8,893	191,117
ICICI Bank Ltd., ADR	3,338	28,373
IndusInd Bank Ltd.	2,802	13,051
Infosys Ltd., ADR(a)	163,377	1,341,325
ITC Ltd.	28,708	64,973
Larsen & Toubro Ltd.	4,575	48,654
Mahindra & Mahindra Ltd., GDR	49,081	188,601
Maruti Suzuki India Ltd.	1,090	61,731
NTPC Ltd.	40,975	45,466
Oil & Natural Gas Corp. Ltd.	32,466	29,385
Petronet LNG Ltd.	10,825	28,548
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Power Grid Corp. of India Ltd.	27,752	$ 58,250
Reliance Industries Ltd., 144A, GDR	6,253	191,550
Shriram Transport Finance Co. Ltd.	3,042	26,395
Tata Consultancy Services Ltd.	5,448	131,479
UltraTech Cement Ltd.	1,436	61,461
UPL Ltd.	8,772	37,692
		5,446,142
Indonesia — 0.1%
Astra International Tbk PT	832,500	198,645
Bank Central Asia Tbk PT	305,300	515,887
Bank Rakyat Indonesia Persero Tbk PT	2,423,800	448,763
Telekomunikasi Indonesia Persero Tbk PT	444,200	85,459
Unilever Indonesia Tbk PT	309,800	138,021
United Tractors Tbk PT	9,500	9,818
		1,396,593
Ireland — 0.0%
Ryanair Holdings PLC, ADR*	3,511	186,399
Italy — 0.1%
Enel SpA	147,637	1,030,522
Falck Renewables SpA	48,163	254,294
Nexi SpA, 144A*	19,724	257,389
Poste Italiane SpA, 144A	26,772	227,723
		1,769,928
Japan — 0.6%
Daikin Industries Ltd.	5,300	644,685
FANUC Corp.	2,600	350,469
Hoya Corp.	6,300	536,771
Kao Corp.	10,900	892,291
Keyence Corp.	5,800	1,869,787
Komatsu Ltd.	28,300	463,211
Kubota Corp.	44,200	565,051
Makita Corp.	14,000	426,378
Mitsui Fudosan Co. Ltd.	17,900	309,804
Nidec Corp.	9,400	487,675
Nippon Telegraph & Telephone Corp.	31,400	752,353
Shin-Etsu Chemical Co. Ltd.	7,200	712,273
SMC Corp.	1,500	630,683
Sony Corp.	16,800	997,840
Tokio Marine Holdings, Inc.	18,200	835,750
Toyota Motor Corp.	19,500	1,173,932
		11,648,953
Macau — 0.1%
Sands China Ltd.	219,600	800,738
Malaysia — 0.0%
CIMB Group Holdings Bhd	31,200	25,787
IHH Healthcare Bhd	25,900	30,840
Petronas Chemicals Group Bhd	33,400	38,681
Public Bank Bhd	53,600	196,539
Tenaga Nasional Bhd	18,400	50,924
		342,771

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	35,577	$ 9,508
America Movil SAB de CV (Class L Stock)	185,705	110,378
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	27,113	17,590
Fomento Economico Mexicano SAB de CV, ADR	5,472	331,111
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	4,865	26,303
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	3,574	33,689
Grupo Financiero Banorte SAB de CV, ADR(a)	27,620	377,842
Grupo Financiero Banorte SAB de CV (Class O Stock)	90,205	247,163
Grupo Mexico SAB de CV (Class B Stock)	35,833	66,447
Wal-Mart de Mexico SAB de CV	227,321	535,566
		1,755,597
Netherlands — 0.4%
ASM International NV	3,426	344,408
ASML Holding NV (BATE)	10,762	2,852,919
ASML Holding NV (XNGS)	1,212	317,108
ASR Nederland NV	10,857	272,707
BE Semiconductor Industries NV	7,715	231,795
Euronext NV, 144A	1,920	142,750
ING Groep NV	64,096	333,904
Koninklijke Ahold Delhaize NV	28,524	665,719
NXP Semiconductors NV	940	77,954
Royal Dutch Shell PLC (Class A Stock)	49,029	855,383
Wolters Kluwer NV	6,758	477,736
		6,572,383
Norway — 0.0%
Fjordkraft Holding ASA, 144A	42,515	279,181
Kongsberg Gruppen ASA	16,729	210,407
Scatec Solar ASA, 144A	18,170	227,787
		717,375
Peru — 0.1%
Credicorp Ltd.	7,330	1,048,703
Philippines — 0.0%
Ayala Corp.	2,110	19,264
Ayala Land, Inc.	49,800	29,415
International Container Terminal Services, Inc.	11,840	17,269
		65,948
Poland — 0.0%
CCC SA	757	5,464
CD Projekt SA	737	51,282
Dino Polska SA, 144A*	889	34,703
		91,449
	Shares	Value
Common Stocks (continued)
Qatar — 0.0%
Qatar National Bank QPSC	15,700	$ 72,689
Russia — 0.1%
Alrosa PJSC	50,718	40,321
Gazprom PJSC, ADR	19,390	88,418
LUKOIL PJSC, ADR	2,353	139,203
Magnitogorsk Iron & Steel Works PJSC	57,124	27,584
MMC Norilsk Nickel PJSC, ADR	1,410	34,830
Mobile TeleSystems PJSC, ADR	3,841	29,192
Moscow Exchange MICEX-RTS PJSC	38,878	47,231
Novatek PJSC, GDR	180	20,650
Rosneft Oil Co. PJSC, GDR	4,344	17,633
Sberbank of Russia PJSC, ADR(a)	68,174	640,836
Severstal PJSC, GDR(a)	3,778	41,859
Tatneft PJSC, ADR	1,955	74,094
X5 Retail Group NV, GDR	1,978	52,934
		1,254,785
Saudi Arabia — 0.0%
Al Rajhi Bank	8,495	121,236
Alinma Bank	10,498	58,080
Almarai Co. JSC	4,332	54,128
National Commercial Bank	7,046	64,929
Saudi Basic Industries Corp.	3,390	63,101
Saudi Telecom Co.	1,938	45,054
Savola Group (The)*	2,682	25,431
		431,959
Singapore — 0.0%
DBS Group Holdings Ltd.	40,100	518,981
South Africa — 0.1%
Absa Group Ltd.	9,432	39,259
Bid Corp. Ltd.	27,494	325,247
Bidvest Group Ltd. (The)	19,685	160,026
Capitec Bank Holdings Ltd.	5,757	281,372
Clicks Group Ltd.	4,202	60,204
FirstRand Ltd.	201,741	453,241
Mr. Price Group Ltd.	15,669	99,407
MTN Group Ltd.	3,447	9,255
Naspers Ltd. (Class N Stock)	1,335	189,667
Pick’n Pay Stores Ltd.	8,654	29,271
Sanlam Ltd.	56,258	159,869
Shoprite Holdings Ltd.	2,906	20,329
SPAR Group Ltd. (The)	5,222	53,072
Vodacom Group Ltd.	8,922	58,116
		1,938,335
South Korea — 0.3%
BGF retail Co. Ltd.	169	18,257
Hana Financial Group, Inc.	3,085	58,114
Hanon Systems	3,533	25,667
Hyundai Glovis Co. Ltd.	263	19,454
Hyundai Mobis Co. Ltd.	546	75,557
Hyundai Motor Co.	892	64,545
KB Financial Group, Inc.	2,986	83,942
Kia Motors Corp.	2,858	60,649
KIWOOM Securities Co. Ltd.	335	19,087
KT&G Corp.	1,035	63,289

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
LG Chem Ltd.	352	$ 87,460
LG Household & Health Care Ltd.	84	76,989
Lotte Chemical Corp.	290	45,678
Mando Corp.	1,235	20,791
NAVER Corp.	3,570	494,862
NCSoft Corp.	174	92,824
POSCO	600	78,519
Samsung Electronics Co. Ltd.	48,362	1,878,986
Samsung Electronics Co. Ltd., GDR	1,718	1,696,758
Samsung SDI Co. Ltd.	336	65,524
Shinhan Financial Group Co. Ltd.	3,129	72,961
SK Holdings Co. Ltd.	193	26,299
SK Hynix, Inc.	2,848	192,715
SK Innovation Co. Ltd.	536	38,028
S-Oil Corp.	868	40,470
		5,397,425
Spain — 0.1%
Endesa SA	20,127	430,027
Iberdrola SA	48,246	476,591
Industria de Diseno Textil SA	41,508	1,073,947
		1,980,565
Sweden — 0.1%
Atlas Copco AB (Class A Stock)	20,805	696,909
Evolution Gaming Group AB, 144A	10,379	350,977
Hennes & Mauritz AB (Class B Stock)	18,652	239,776
Sinch AB, 144A*(a)	5,225	207,045
Svenska Handelsbanken AB (Class A Stock)*	69,601	578,917
		2,073,624
Switzerland — 1.1%
Cie Financiere Richemont SA	7,195	390,646
LafargeHolcim Ltd.*	29,404	1,077,965
Nestle SA	55,035	5,630,650
Novartis AG	51,253	4,219,122
Roche Holding AG	11,331	3,669,846
SGS SA	173	402,479
SIG Combibloc Group AG*	21,392	321,928
STMicroelectronics NV	17,339	375,473
Swisscom AG	1,136	611,079
Swissquote Group Holding SA	5,665	327,283
Vetropack Holding AG	227	606,865
Zurich Insurance Group AG	4,728	1,668,765
		19,302,101
Taiwan — 0.5%
Advantech Co. Ltd.	5,000	41,182
ASE Technology Holding Co. Ltd.	14,000	27,019
Catcher Technology Co. Ltd.	9,000	57,943
Chailease Holding Co. Ltd.	18,700	56,056
China Life Insurance Co. Ltd.*	67,000	37,336
CTBC Financial Holding Co. Ltd.	159,000	93,849
Delta Electronics, Inc.	109,000	431,770
E.Sun Financial Holding Co. Ltd.	105,020	84,201
Formosa Chemicals & Fibre Corp.	12,000	26,582
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Formosa Plastics Corp.	38,000	$ 94,212
Fubon Financial Holding Co. Ltd.	59,000	73,212
Global Unichip Corp.	3,000	17,998
Globalwafers Co. Ltd.	3,000	33,122
Hiwin Technologies Corp.	4,000	26,334
Hon Hai Precision Industry Co. Ltd.	28,000	64,423
Largan Precision Co. Ltd.	4,000	499,869
MediaTek, Inc.	5,000	54,102
Nanya Technology Corp.	16,000	28,301
President Chain Store Corp.	58,000	542,097
Quanta Computer, Inc.	23,000	45,922
Sea Ltd., ADR*(a)	10,909	483,378
Taiwan Semiconductor Manufacturing Co. Ltd.	263,000	2,381,197
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	86,358	4,127,049
Uni-President Enterprises Corp.	39,000	84,672
Vanguard International Semiconductor Corp.	18,000	35,207
Yuanta Financial Holding Co. Ltd.	101,000	51,898
		9,498,931
Thailand — 0.0%
Kasikornbank PCL, NVDR	15,100	42,663
Minor International PCL, NVDR	48,700	24,930
PTT Exploration & Production PCL	19,600	39,898
PTT Global Chemical PCL, NVDR	11,100	10,238
PTT PCL, NVDR	83,100	77,443
Siam Cement PCL (The)	29,600	290,616
Thai Oil PCL	27,900	25,947
		511,735
Turkey — 0.0%
BIM Birlesik Magazalar A/S	5,842	44,231
Eregli Demir ve Celik Fabrikalari TAS	20,827	23,663
Ford Otomotiv Sanayi A/S	2,108	15,661
KOC Holding A/S	50,807	103,360
Tofas Turk Otomobil Fabrikasi A/S	6,918	17,093
Tupras Turkiye Petrol Rafinerileri A/S*	2,454	27,975
Turkcell Iletisim Hizmetleri A/S	26,311	48,904
		280,887
United Arab Emirates — 0.0%
DP World PLC	1,753	26,265
Emaar Properties PJSC	36,663	22,106
First Abu Dhabi Bank PJSC	12,878	33,813
		82,184
United Kingdom — 0.6%
BP PLC	147,612	615,858
Burberry Group PLC	32,500	528,423
Diageo PLC	70,457	2,258,576
Dialog Semiconductor PLC*	9,654	256,278
GlaxoSmithKline PLC	60,606	1,142,201
Legal & General Group PLC	235,256	558,230
Linde PLC (BATE)	7,900	1,386,404
Linde PLC (NYSE)	2,564	443,572

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
London Stock Exchange Group PLC	5,500	$ 494,799
Mondi PLC	901	15,232
Persimmon PLC	36,749	869,381
Prudential PLC	41,522	526,869
RELX PLC	28,382	611,102
Smith & Nephew PLC	26,909	476,054
Unilever NV	9,745	479,990
Unilever PLC	18,392	928,479
WPP PLC	15,168	103,228
		11,694,676
United States — 18.0%
AbbVie, Inc.(a)	26,607	2,027,187
Acadia Healthcare Co., Inc.*(a)	12,898	236,678
Acadia Realty Trust, REIT	2,917	36,142
Advanced Micro Devices, Inc.*	38,527	1,752,208
AdvanSix, Inc.*	10,655	101,649
Air Products & Chemicals, Inc.	3,006	600,028
Alexander’s, Inc., REIT	96	26,491
Alexandria Real Estate Equities, Inc., REIT(a)	4,097	561,535
Alexion Pharmaceuticals, Inc.*	7,401	664,536
Alleghany Corp.	642	354,609
Allergan PLC	1,691	299,476
Alphabet, Inc. (Class A Stock)*(a)(u)	1,793	2,083,376
Alphabet, Inc. (Class C Stock)*	6,826	7,937,341
Altice USA, Inc. (Class A Stock)*(u)	6,552	146,044
Amazon.com, Inc.*	6,235	12,156,504
American Assets Trust, Inc., REIT	2,134	53,350
American Campus Communities, Inc., REIT	4,880	135,420
American Electric Power Co., Inc.	15,541	1,242,969
American Express Co.	8,603	736,503
American Homes 4 Rent (Class A Stock), REIT(a)	29,207	677,602
American International Group, Inc.	17,460	423,405
Ameriprise Financial, Inc.	1,210	124,001
AmerisourceBergen Corp.	6,418	567,993
AMETEK, Inc.	10,374	747,135
Amgen, Inc.	8,579	1,739,221
Amphenol Corp. (Class A Stock)	7,148	520,946
Analog Devices, Inc.	10,514	942,580
Apartment Investment & Management Co. (Class A Stock), REIT	5,290	185,944
Apple Hospitality REIT, Inc.	7,951	72,911
Apple, Inc.	27,642	7,029,084
Applied Industrial Technologies, Inc.	6,270	286,664
AptarGroup, Inc.	11,039	1,098,822
Arista Networks, Inc.*(a)	2,253	456,345
Arrow Electronics, Inc.*	7,166	371,700
Arthur J Gallagher & Co.	1,291	105,229
Ashford Hospitality Trust, Inc., REIT	3,373	2,493
Aspen Technology, Inc.*	6,281	597,135
Atmos Energy Corp.	2,720	269,906
Automatic Data Processing, Inc.	5,885	804,362
AutoZone, Inc.*	1,002	847,692
AvalonBay Communities, Inc., REIT	6,395	941,152
Avaya Holdings Corp.*	6,714	54,316
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Avery Dennison Corp.	6,984	$ 711,460
Axalta Coating Systems Ltd.*	19,140	330,548
Ball Corp.	26,589	1,719,245
Bank of America Corp.	119,021	2,526,816
Baxter International, Inc.	2,929	237,806
Berkshire Hathaway, Inc. (Class A Stock)*	2	544,000
Berkshire Hathaway, Inc. (Class B Stock)*(a)	7,720	1,411,448
Best Buy Co., Inc.	7,297	415,929
Biogen, Inc.*	308	97,445
BJ’s Wholesale Club Holdings, Inc.*(a)	27,010	687,945
BlackRock, Inc.(a)	5,643	2,482,751
Booking Holdings, Inc.*	815	1,096,436
Booz Allen Hamilton Holding Corp.	16,310	1,119,518
Boston Properties, Inc., REIT	5,069	467,514
Boston Scientific Corp.*	54,029	1,762,966
Brady Corp. (Class A Stock)(a)	6,900	311,397
Braemar Hotels & Resorts, Inc., REIT	993	1,688
Brandywine Realty Trust, REIT	6,273	65,992
Bright Horizons Family Solutions, Inc.*	6,120	624,240
Brinker International, Inc.	4,319	51,871
Bristol-Myers Squibb Co.	56,143	3,129,411
Brixmor Property Group, Inc., REIT(a)	42,759	406,210
Broadridge Financial Solutions, Inc.	4,450	421,993
Brunswick Corp.	13,469	476,399
Cabot Microelectronics Corp.(a)	5,066	578,233
Cabot Oil & Gas Corp.	24,134	414,863
Cadence BanCorp	2,570	16,834
Camden Property Trust, REIT	3,457	273,933
Campbell Soup Co.	3,651	168,530
Capital One Financial Corp.	20,582	1,037,744
Carlisle Cos., Inc.	6,054	758,445
Carter’s, Inc.(a)	4,496	295,522
Casey’s General Stores, Inc.(a)	1,800	238,482
Catalent, Inc.*	32,252	1,675,491
CBL & Associates Properties, Inc., REIT*	6,409	1,282
CBRE Group, Inc. (Class A Stock)*	32,823	1,237,755
Cedar Realty Trust, Inc., REIT	3,174	2,962
Centene Corp.*	13,080	777,083
Charles Schwab Corp. (The)(a)	59,663	2,005,870
Charter Communications, Inc. (Class A Stock)*	6,295	2,746,571
Chatham Lodging Trust, REIT	1,668	9,908
Chemed Corp.	240	103,968
Chevron Corp.	38,035	2,756,016
Chewy, Inc. (Class A Stock)*(a)	11,080	415,389
Chubb Ltd.	5,534	618,092
Cigna Corp.(u)	25,007	4,430,740
Cinemark Holdings, Inc.	18,624	189,779
Cisco Systems, Inc.	17,755	697,949
Citigroup, Inc.	46,901	1,975,470
Citizens Financial Group, Inc.	30,459	572,934
Claire’s Private Placement*^	313	187,800
Clear Channel Outdoor Holdings, Inc.*	23,551	15,073
Coca-Cola Co. (The)	58,221	2,576,279
Cognex Corp.(a)	10,760	454,287

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Columbia Property Trust, Inc., REIT	4,093	$ 51,163
Columbia Sportswear Co.(a)	5,697	397,480
Comcast Corp. (Class A Stock)	46,226	1,589,250
Commerce Bancshares, Inc.(a)	11,691	588,642
CommScope Holding Co., Inc.*	45,673	416,081
Concordia Private Placement*	6,340	24,409
ConocoPhillips	27,153	836,312
Constellation Brands, Inc. (Class A Stock)	3,225	462,336
Copart, Inc.*	8,900	609,828
CoreLogic, Inc.	10,171	310,622
CoreSite Realty Corp., REIT	951	110,221
Corporate Office Properties Trust, REIT	3,981	88,100
Coty, Inc. (Class A Stock)	42,694	220,301
Cousins Properties, Inc., REIT	5,213	152,585
Crown Holdings, Inc.*	12,772	741,287
CubeSmart, REIT	20,506	549,356
Cullen/Frost Bankers, Inc.	4,310	240,455
Cushman & Wakefield PLC*	34,060	399,864
CyrusOne, Inc., REIT	4,079	251,878
Delta Air Lines, Inc.(a)	23,353	666,261
DexCom, Inc.*	3,421	921,173
Diamondback Energy, Inc.	12,968	339,762
DiamondRock Hospitality Co., REIT	7,116	36,149
Digital Realty Trust, Inc., REIT	9,236	1,282,973
Discovery, Inc. (Class A Stock)*(a)	27,744	539,343
Discovery, Inc. (Class C Stock)*	17,496	306,880
DISH Network Corp. (Class A Stock)*	20,482	409,435
Diversified Healthcare Trust, REIT	8,450	30,674
Douglas Dynamics, Inc.	5,000	177,550
Douglas Emmett, Inc., REIT	6,229	190,047
Dover Corp.	8,675	728,179
Duke Energy Corp.	6,474	523,617
Duke Realty Corp., REIT	13,083	423,628
E*TRADE Financial Corp.	12,640	433,805
East West Bancorp, Inc.	8,447	217,426
Easterly Government Properties, Inc., REIT	2,666	65,690
EastGroup Properties, Inc., REIT(a)	9,853	1,029,441
Eastman Chemical Co.	5,001	232,947
Eaton Corp. PLC	6,185	480,513
Eaton Vance Corp.	9,464	305,214
Edison International	7,840	429,554
Eli Lilly & Co.	12,168	1,687,945
Empire State Realty Trust, Inc. (Class A Stock), REIT	3,774	33,815
Encompass Health Corp.(a)	12,423	795,445
Energizer Holdings, Inc.	15,819	478,525
Enphase Energy, Inc.*	12,924	417,316
Entegris, Inc.	12,206	546,463
Entercom Communications Corp. (Class A Stock)	23,317	39,872
Entergy Corp.	4,528	425,496
EPAM Systems, Inc.*(a)	1,730	321,192
EQT Corp.	41,816	295,639
Equifax, Inc.	2,556	305,314
Equinix, Inc., REIT	3,035	1,895,570
Equitrans Midstream Corp.	45,959	231,174
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Equity Commonwealth, REIT	4,334	$ 137,431
Equity LifeStyle Properties, Inc., REIT	6,469	371,838
Equity Residential, REIT	12,419	766,376
Essex Property Trust, Inc., REIT	2,350	517,564
Exact Sciences Corp.*(a)	9,647	559,526
Exelixis, Inc.*	30,684	528,378
Extra Space Storage, Inc., REIT	4,604	440,879
Facebook, Inc. (Class A Stock)*	6,346	1,058,513
FactSet Research Systems, Inc.(a)	1,832	477,566
Federal Realty Investment Trust, REIT	7,378	550,473
Ferguson PLC	8,752	541,750
Fidelity National Information Services, Inc.(u)	8,906	1,083,326
Fifth Third Bancorp	19,725	292,916
First Hawaiian, Inc.	26,190	432,921
First Industrial Realty Trust, Inc., REIT	4,512	149,934
First Republic Bank	13,925	1,145,749
Fiserv, Inc.*(u)	26,629	2,529,489
FleetCor Technologies, Inc.*	982	183,182
Focus Financial Partners, Inc. (Class A Stock)*	11,320	260,473
Fortune Brands Home & Security, Inc.	26,307	1,137,778
Franklin Street Properties Corp., REIT	3,810	21,831
FTI Consulting, Inc.*	7,502	898,515
Gap, Inc. (The)	24,333	171,304
Garmin Ltd.(a)	11,242	842,700
Gates Industrial Corp. PLC*	13,200	97,416
Generac Holdings, Inc.*(a)	15,707	1,463,421
General Dynamics Corp.	2,558	338,449
Global Payments, Inc.	11,005	1,587,251
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.(a)	42,193	514,755
Guidewire Software, Inc.*	5,408	428,908
Hartford Financial Services Group, Inc. (The)	14,538	512,319
HCA Healthcare, Inc.	3,985	358,052
Healthcare Realty Trust, Inc., REIT	4,784	133,617
Healthcare Trust of America, Inc. (Class A Stock), REIT	7,688	186,665
Healthpeak Properties, Inc., REIT	17,952	428,155
Henry Schein, Inc.*	4,350	219,762
Hersha Hospitality Trust, REIT	1,392	4,983
Hewlett Packard Enterprise Co.	16,824	163,361
Highwoods Properties, Inc., REIT	3,686	130,558
Hilton Worldwide Holdings, Inc.	3,116	212,636
Home Depot, Inc. (The)	22,520	4,204,709
Honeywell International, Inc.	18,783	2,512,978
Host Hotels & Resorts, Inc., REIT(a)	25,072	276,795
Hudson Pacific Properties, Inc., REIT	5,110	129,590
Huntington Bancshares, Inc.	27,122	222,672
IAA, Inc.*	13,683	409,943
IBERIABANK Corp.	7,690	278,070
ICU Medical, Inc.*	2,422	488,687
IDEX Corp.	5,140	709,885
IDEXX Laboratories, Inc.*	3,530	855,107
iHeartMedia, Inc. (Class A Stock)*	926	6,769
IHS Markit Ltd.	11,182	670,920
Illinois Tool Works, Inc.(a)	4,309	612,395

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Illumina, Inc.*	2,471	$ 674,880
Industrial Logistics Properties Trust, REIT	2,315	40,605
Ingersoll Rand, Inc.*	16,151	400,545
Intercept Pharmaceuticals, Inc.*	3,716	233,959
Intercontinental Exchange, Inc.	21,611	1,745,088
Intuit, Inc.	6,605	1,519,150
Intuitive Surgical, Inc.*	1,747	865,132
Invesco Ltd.(a)	18,586	168,761
Investors Real Estate Trust, REIT	430	23,650
Invitation Homes, Inc., REIT	18,092	386,626
ITT, Inc.	3,798	172,277
Jazz Pharmaceuticals PLC*	5,607	559,242
JBG SMITH Properties, REIT	4,312	137,251
Johnson & Johnson(a)	11,176	1,465,509
Keurig Dr. Pepper, Inc.(a)	14,561	353,395
KeyCorp	72,925	756,232
Keysight Technologies, Inc.*	9,328	780,567
Kilroy Realty Corp., REIT	3,469	220,975
Kimco Realty Corp., REIT	41,575	402,030
Kinder Morgan, Inc.	43,882	610,837
Kinsale Capital Group, Inc.(a)	6,974	728,992
Kite Realty Group Trust, REIT	2,983	28,249
Knight-Swift Transportation Holdings, Inc.(a)	15,117	495,838
Kohl’s Corp.(a)	16,791	244,981
Lam Research Corp.	3,867	928,080
Lamb Weston Holdings, Inc.	11,250	642,375
Landstar System, Inc.	5,214	499,814
Las Vegas Sands Corp.	8,394	356,493
Lazard Ltd. (Class A Stock)	13,610	320,652
Leidos Holdings, Inc.	3,729	341,763
Lennox International, Inc.(a)	2,720	494,469
Life Storage, Inc., REIT	1,659	156,858
Lincoln Electric Holdings, Inc.(a)	9,979	688,551
LKQ Corp.*	12,780	262,118
Loews Corp.(a)	39,169	1,364,256
Lululemon Athletica, Inc.*	2,837	537,753
Lyft, Inc. (Class A Stock)*	37,726	1,012,943
M&T Bank Corp.	2,777	287,225
Macerich Co. (The), REIT(a)	3,814	21,473
Mack-Cali Realty Corp., REIT	3,057	46,558
Marathon Petroleum Corp.	19,411	458,488
Marsh & McLennan Cos., Inc.	5,608	484,868
Martin Marietta Materials, Inc.	4,589	868,376
Mastercard, Inc. (Class A Stock)(u)	21,358	5,159,238
Maxim Integrated Products, Inc.	12,440	604,708
McDonald’s Corp.(a)	2,106	348,227
McKesson Corp.	13,367	1,808,020
Medallia, Inc.*(a)	17,321	347,113
Medtronic PLC	7,242	653,084
Merck & Co., Inc.	13,949	1,073,236
Mettler-Toledo International, Inc.*(a)	366	252,727
Microchip Technology, Inc.	4,091	277,370
Microsoft Corp.	86,138	13,584,824
Mid-America Apartment Communities, Inc., REIT	15,621	1,609,432
Middleby Corp. (The)*	5,429	308,802
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Moelis & Co. (Class A Stock)(a)	13,083	$ 367,632
Molina Healthcare, Inc.*	5,430	758,625
Mondelez International, Inc. (Class A Stock)	10,091	505,357
MongoDB, Inc.*	2,227	304,075
Monmouth Real Estate Investment Corp., REIT	3,474	41,862
Monolithic Power Systems, Inc.	140	23,444
Morgan Stanley	75,409	2,563,906
Morningstar, Inc.	6,630	770,737
MSA Safety, Inc.(a)	6,630	670,956
Murphy USA, Inc.*(a)	4,893	412,773
Nasdaq, Inc.	7,366	699,402
National Health Investors, Inc., REIT	1,584	78,440
National Retail Properties, Inc., REIT	26,827	863,561
National Storage Affiliates Trust, REIT	2,120	62,752
National Vision Holdings, Inc.*	13,284	257,975
Netflix, Inc.*	7,945	2,983,347
New York Times Co. (The) (Class A Stock)	18,479	567,490
Newell Brands, Inc.	23,229	308,481
NexPoint Residential Trust, Inc., REIT	827	20,849
Nexstar Media Group, Inc. (Class A Stock)(a)	7,280	420,274
NextEra Energy, Inc.(u)	16,022	3,855,214
Nordson Corp.	6,697	904,564
Nordstrom, Inc.(a)	16,721	256,500
Norfolk Southern Corp.(a)	12,361	1,804,706
Northern Trust Corp.(a)	6,865	518,033
Northrop Grumman Corp.	1,667	504,351
NorthWestern Corp.	8,972	536,795
NVIDIA Corp.(a)	13,543	3,569,935
Office Properties Income Trust, REIT(a)	1,712	46,652
Old Dominion Freight Line, Inc.	6,661	874,323
Omega Healthcare Investors, Inc., REIT	8,056	213,806
O’Reilly Automotive, Inc.*	8,295	2,497,210
Outfront Media, Inc., REIT	47,613	641,823
Packaging Corp. of America	7,257	630,125
Paramount Group, Inc., REIT	6,465	56,892
Patrick Industries, Inc.	6,520	183,603
PayPal Holdings, Inc.*	20,163	1,930,406
PBF Energy, Inc. (Class A Stock)	19,053	134,895
Pebblebrook Hotel Trust, REIT	4,652	50,660
Penn Virginia Corp., NPV*	123	380
Penn Virginia Corp. (XNGS)*	229	708
Pennsylvania Real Estate Investment Trust(a)	2,369	2,160
Performance Food Group Co.*	27,315	675,227
Pfizer, Inc.	41,447	1,352,830
Philip Morris International, Inc.	11,284	823,281
Phillips 66	8,920	478,558
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	3,935	69,492
Pioneer Natural Resources Co.	6,906	484,456
Planet Fitness, Inc. (Class A Stock)*	4,110	200,157

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
PNC Financial Services Group, Inc. (The)	14,378	$ 1,376,262
Pool Corp.	5,877	1,156,417
Portland General Electric Co.	10,743	515,019
Post Holdings, Inc.*	7,972	661,437
Premier, Inc. (Class A Stock)*	11,450	374,644
Procter & Gamble Co. (The)	22,700	2,497,000
Progressive Corp. (The)	32,839	2,424,832
Prologis, Inc., REIT	53,117	4,269,013
PS Business Parks, Inc., REIT	721	97,710
Public Storage, REIT	10,596	2,104,472
Q2 Holdings, Inc.*(a)	8,096	478,150
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	1,324	76,805
Quaker Chemical Corp.(a)	2,802	353,837
QUALCOMM, Inc.	23,171	1,567,518
Quest Diagnostics, Inc.(a)	2,408	193,362
Rayonier, Inc., REIT(a)	23,020	542,121
RBC Bearings, Inc.*	5,084	573,424
Regency Centers Corp., REIT(a)	5,595	215,016
Regeneron Pharmaceuticals, Inc.*	3,147	1,536,649
Retail Opportunity Investments Corp., REIT	4,136	34,287
Retail Properties of America, Inc. (Class A Stock), REIT	7,599	39,287
Retail Value, Inc., REIT	577	7,068
Rexford Industrial Realty, Inc., REIT	3,764	154,362
RingCentral, Inc. (Class A Stock)*	2,762	585,295
RLI Corp.	9,762	858,373
RLJ Lodging Trust, REIT	31,602	243,967
Ross Stores, Inc.	14,774	1,284,895
RPT Realty, REIT	2,855	17,216
Ryman Hospitality Properties, Inc., REIT	1,950	69,908
S&P Global, Inc.	4,292	1,051,755
Sabra Health Care REIT, Inc.	7,291	79,618
Sage Therapeutics, Inc.*	3,279	94,173
salesforce.com, Inc.*	20,255	2,916,315
Saul Centers, Inc., REIT	461	15,093
Service Properties Trust, REIT	5,845	31,563
ServiceNow, Inc.*	3,192	914,763
ServisFirst Bancshares, Inc.	11,470	336,300
Sherwin-Williams Co. (The)	1,543	709,039
Signature Bank	5,505	442,547
Simon Property Group, Inc., REIT(a)	10,900	597,974
SITE Centers Corp., REIT	5,714	29,770
SL Green Realty Corp., REIT(a)	2,768	119,301
Slack Technologies, Inc. (Class A Stock)*	7,735	207,607
Snap-on, Inc.(a)	3,430	373,253
Southwest Airlines Co.	9,330	332,241
Splunk, Inc.*(a)	7,246	914,663
Spotify Technology SA*	5,457	662,698
SS&C Technologies Holdings, Inc.	23,510	1,030,208
STAG Industrial, Inc., REIT	5,281	118,928
Stanley Black & Decker, Inc.	15,747	1,574,700
STERIS PLC	1,600	223,952
Summit Hotel Properties, Inc., REIT	3,736	15,766
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Sun Communities, Inc., REIT	3,315	$ 413,878
Sunstone Hotel Investors, Inc., REIT	7,516	65,464
SVB Financial Group*(a)	1,375	207,735
Syneos Health, Inc.*	9,110	359,116
Synopsys, Inc.*	5,467	704,095
T. Rowe Price Group, Inc.(a)	3,003	293,243
Take-Two Interactive Software, Inc.*	9,097	1,078,995
Tanger Factory Outlet Centers, Inc., REIT(a)	3,299	16,495
Taubman Centers, Inc., REIT	2,175	91,089
Teladoc Health, Inc.*(a)	8,240	1,277,282
Terreno Realty Corp., REIT	2,274	117,680
Tesla, Inc.*(a)	6,812	3,569,488
Texas Instruments, Inc.	25,286	2,526,830
TherapeuticsMD, Inc.*	20,053	21,256
Thermo Fisher Scientific, Inc.	4,791	1,358,728
Thor Industries, Inc.(a)	8,000	337,440
Toro Co. (The)(a)	18,943	1,233,000
Tractor Supply Co.	7,914	669,129
Trade Desk, Inc. (The) (Class A Stock)*(a)	3,908	754,244
Trane Technologies PLC	9,559	789,478
TransUnion	4,200	277,956
Travelers Cos., Inc. (The)	11,375	1,130,106
Truist Financial Corp.(a)	32,949	1,016,147
Twilio, Inc. (Class A Stock)*	311	27,831
Tyler Technologies, Inc.*	2,586	766,904
U.S. Bancorp	20,114	692,927
Uber Technologies, Inc.*	22,406	625,576
UDR, Inc., REIT	10,465	382,391
Union Pacific Corp.	5,673	800,120
United Technologies Corp.	8,224	775,770
UnitedHealth Group, Inc.(u)	37,092	9,250,003
Universal Health Realty Income Trust, REIT	459	46,272
Urban Edge Properties, REIT	4,312	37,989
Urstadt Biddle Properties, Inc. (Class A Stock), REIT	1,409	19,867
Veeva Systems, Inc. (Class A Stock)*(a)	2,642	413,130
Ventas, Inc., REIT	13,244	354,939
Verizon Communications, Inc.(a)	37,756	2,028,630
Vertex Pharmaceuticals, Inc.*	4,266	1,015,095
ViacomCBS, Inc. (Class B Stock)(a)	19,617	274,834
Visa, Inc. (Class A Stock)	1,677	270,198
Vistra Energy Corp.	6,972	111,273
Vornado Realty Trust, REIT	6,173	223,524
Vulcan Materials Co.	6,105	659,767
Walgreens Boots Alliance, Inc.	17,268	790,011
Washington Prime Group, Inc., REIT(a)	6,638	5,344
Washington Real Estate Investment Trust(a)	2,917	69,629
Waste Connections, Inc.	27,879	2,160,622
Weingarten Realty Investors, REIT	4,581	66,104
Welbilt, Inc.*	21,380	109,679
Wells Fargo & Co.	41,164	1,181,407
Welltower, Inc., REIT	14,574	667,198
Wendy’s Co. (The)	15,270	227,218

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
West Pharmaceutical Services, Inc.	7,244	$ 1,102,899
Western Alliance Bancorp	15,996	489,638
Westrock Co.	16,874	476,859
WEX, Inc.*	4,523	472,880
Weyerhaeuser Co., REIT	16,002	271,234
Williams Cos., Inc. (The)	43,113	610,049
WillScot Corp.*	29,290	296,708
Wintrust Financial Corp.	1,789	58,787
Woodward, Inc.(a)	6,880	408,947
Workday, Inc. (Class A Stock)*	2,790	363,314
WP Carey, Inc., REIT(a)	6,119	355,392
Xcel Energy, Inc.	46,470	2,802,141
Xilinx, Inc.	5,399	420,798
Zebra Technologies Corp. (Class A Stock)*	4,890	897,804
Zimmer Biomet Holdings, Inc.	10,893	1,101,064
Zscaler, Inc.*	9,350	569,041
		331,852,032

Total Common Stocks (cost $553,009,759)		488,184,557
Preferred Stocks — 0.4%
Brazil — 0.0%
Banco Bradesco SA (PRFC)	27,955	112,334
Gerdau SA (PRFC)	18,775	36,133
Itausa - Investimentos Itau SA (PRFC)	25,152	42,113
Petroleo Brasileiro SA (PRFC)	32,563	87,422
Telefonica Brasil SA (PRFC)	2,784	26,500
		304,502
Germany — 0.1%
Schaeffler AG (PRFC)	26,902	163,228
Volkswagen AG (PRFC)	4,365	512,280
		675,508
United States — 0.3%
Bank of America Corp., Series L, CVT, 7.250%	667	844,435
Broadcom, Inc., Series A, CVT, 8.000%(a)	882	824,105
Bunge Ltd., CVT, 4.875%	4,783	444,819
Claire’s Stores, Inc., CVT*^	210	367,500
Crown Castle International Corp., Series A, CVT, 6.875%	431	538,750
Dominion Energy, Inc., Series A, CVT, 7.250%	2,762	254,132
Goodman Networks, Inc.*^	1,772	18
International Flavors & Fragrances, Inc., CVT, 6.000%	5,987	228,524
MYT Holding Co., 144A*	188,847	138,802
NextEra Energy, Inc., CVT, 4.872%	8,389	397,135
Sempra Energy, Series B, CVT, 6.750%(a)	6,859	644,266
	Shares	Value

Preferred Stocks (continued)
United States (cont’d.)
Wells Fargo & Co., Series L, CVT, 7.500%	879	$ 1,119,864
		5,802,350

Total Preferred Stocks (cost $7,849,997)		6,782,360

	Units
Rights* — 0.0%
United States
Media General, Inc. , CVR, expiring 12/31/22^	58,900	6
Vistra Energy Corp., expiring 01/23/27^	14,776	15,071

Total Rights (cost $—)		15,077
Warrants* — 0.0%
United States
iHeartMedia, Inc., expiring 05/01/39	6,963	50,893
Ultra Resources, Inc., expiring 07/14/25	11,326	396

Total Warrants (cost $133,422)		51,289

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.0%
Cayman Islands — 0.1%
Colony American Finance Ltd.,
Series 2016-02, Class A, 144A
2.554%	11/15/48	584	578,856
HERO Funding,
Series 2016-03B, Class B, 144A
5.240%	09/20/42	869	866,596
			1,445,452
United States — 7.9%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	787	785,585
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,390	1,391,541
Series 2019-01, Class C, 144A
6.410%	02/20/24	650	653,017
Series 2019-02, Class A, 144A
2.820%	02/21/23	1,098	1,094,456
Series 2019-02, Class B, 144A
3.630%	08/21/23	1,000	988,857
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.170% (Cap N/A, Floor 0.780%)
2.117%(c)	07/25/33	646	611,203

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	12/25/33	65	$ 59,035
Series 2003-OP01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
3.197%(c)	12/25/33	612	600,197
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
2.747%(c)	10/25/34	129	127,690
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
2.027%(c)	11/25/34	109	106,700
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	330	331,569
Series 2018-01, Class D, 144A
3.930%	04/10/24	2,240	2,187,087
Series 2018-04, Class C, 144A
3.970%	01/13/25	2,385	2,298,981
Series 2019-01, Class C, 144A
3.500%	04/14/25	3,030	2,962,912
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,650	2,489,862
Series 2019-01, Class E, 144A
4.840%	04/14/25	1,245	969,811
Series 2019-02, Class B, 144A
3.050%	05/12/23	220	214,550
Series 2019-03, Class C, 144A
2.760%	09/12/25	362	357,626
Series 2019-03, Class E, 144A
3.800%	09/12/25	401	363,240
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	455	457,721
Series 2019-01, Class D
3.620%	03/18/25	585	582,225
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 1.770%)
3.602%(c)	08/25/32	373	355,837
Series 2004-R01, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.817%(c)	02/25/34	795	745,716
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)
1.907%(c)	09/25/34	25	25,090
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800% (Cap N/A, Floor 3.200%)
4.280%(c)	05/25/34	234	230,083
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.982%(c)	02/25/33	628	587,512
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
2.447%(c)	07/25/33	82	79,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
2.972%(c)	10/25/34	157	$ 158,481
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
3.553%(c)	05/28/44	306	303,718
Series 2006-D, Class 1A5
5.668%	12/28/36	239	240,150
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 3.500%)
6.197%(c)	03/25/43	22	21,229
Series 2003-SD02, Class 3A
4.653%(cc)	06/25/43	225	212,305
Series 2004-01, Class M1, 1 Month LIBOR + 0.975% (Cap 11.000%, Floor 0.650%)
1.922%(c)	06/25/34	373	353,189
Series 2004-02, Class M1, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.800%)
2.147%(c)	08/25/34	375	344,784
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.450%)
3.122%(c)	07/25/34	363	231,686
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.170%)
2.702%(c)	09/25/34	593	545,845
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	942	778,115
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.547%(c)	01/25/34	726	681,141
Series 2004-B, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
1.697%(c)	03/25/34	559	516,988
Chase Funding Loan Acquisition Trust,
Series 2004-AQ01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)
2.042%(c)	05/25/34	414	362,153
Series 2004-OPT01, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
2.447%(c)	06/25/34	269	252,000
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
1.697%(c)	11/25/34	499	484,477
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.197%(c)	04/25/34	220	190,201
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,615	2,453,453
Series 2019-01A, Class C, 144A
3.820%	08/15/24	630	555,553

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-01A, Class D, 144A
4.850%	05/15/26	610	$ 433,805
Citifinancial Mortgage Securities, Inc.,
Series 2004-01, Class AF4
5.070%	04/25/34	832	830,996
CLUB Credit Trust,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	383	372,375
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	568	543,235
Series 2019-A, Class B, 144A
4.360%	10/16/23	210	198,949
Series 2019-A, Class C, 144A
5.290%	10/16/23	1,250	1,184,908
Countrywide Asset-Backed Certificates Trust,
Series 2003-BC06, Class M2, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
2.672%(c)	10/25/33	38	37,315
Series 2004-05, Class M3, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
2.672%(c)	07/25/34	247	237,504
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	10/25/34	353	329,213
Series 2004-ECC02, Class M5, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.250%)
2.822%(c)	10/25/34	53	52,794
Series 2005-12, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
1.437%(c)	02/25/36	1,141	1,106,216
Countrywide Partnership Trust,
Series 2004-EC01, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)
1.892%(c)	01/25/35	381	366,627
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	215	200,127
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	795	789,007
Series 2019-01A, Class B, 144A
3.750%	04/17/28	2,400	2,357,086
Series 2019-03A, Class C, 144A
3.060%	03/15/29	750	692,902
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
3.422%(c)	11/25/33	96	92,956
Series 2004-CB06, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 1.400%)
3.047%(c)	12/25/33	317	296,116
Drive Auto Receivables Trust,
Series 2019-01, Class D
4.090%	06/15/26	870	861,919
Series 2019-02, Class C
3.420%	06/16/25	2,730	2,690,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-02, Class D
3.690%	08/17/26	3,085	$ 2,959,985
Series 2020-01, Class C
2.360%	03/16/26	1,470	1,369,502
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,133	2,040,986
DT Auto Owner Trust,
Series 2017-01A, Class D, 144A
3.550%	11/15/22	124	123,226
Series 2017-02A, Class E, 144A
6.030%	01/15/24	1,340	1,354,894
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,565	1,567,970
Series 2018-03A, Class D, 144A
4.190%	07/15/24	505	431,521
Series 2019-01A, Class D, 144A
3.870%	11/15/24	3,150	3,111,065
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,925	1,854,646
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	1,020	1,024,930
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,760	1,742,676
Series 2018-02A, Class D, 144A
4.040%	03/15/24	1,650	1,654,572
Series 2018-04A, Class D, 144A
4.350%	09/16/24	3,640	3,333,142
Series 2019-01A, Class E, 144A
5.200%	01/15/26	600	453,509
Series 2019-03A, Class D, 144A
3.110%	08/15/25	785	766,295
Series 2019-04A, Class C, 144A
2.440%	09/16/24	1,720	1,663,943
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,766	1,863,373
First Franklin Mortgage Loan Trust,
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.817%(c)	10/25/34	550	544,818
FREED ABS Trust,
Series 2018-02, Class B, 144A
4.610%	10/20/25	860	801,419
Series 2019-01, Class B, 144A
3.870%	06/18/26	580	499,423
Fremont Home Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
1.877%(c)	07/25/34	88	79,410
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,610	1,588,391
Series 2019-01A, Class D, 144A
4.940%	12/15/25	580	571,359
Series 2019-02A, Class B, 144A
3.320%	03/15/24	1,752	1,637,191

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-02A, Class D, 144A
4.520%	02/17/26	550	$ 453,409
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	980	927,202
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	981	959,277
GSAMP Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
2.018%(c)	06/20/33	272	254,088
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
1.347%(c)	02/25/33	255	237,706
Series 2004-NC02, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	10/25/34	271	254,181
Series 2007-SEA01, Class A, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
1.247%(c)	12/25/36	318	287,292
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.400%)
2.847%(c)	11/25/32	927	762,733
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	08/25/34	287	268,811
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	12/25/34	181	167,442
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
2.147%(c)	11/25/34	809	762,407
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
1.787%(c)	03/25/35	931	822,305
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	03/25/35	268	209,483
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	1,712,368
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
1.507%(c)	07/25/31	436	421,079
Series 2003-04, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
3.572%(c)	08/25/33	26	25,937
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	07/25/34	546	463,134
Series 2004-05, Class A5, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
1.507%(c)	09/25/34	467	425,132
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	200	$ 198,679
Series 2019-04A, Class A, 144A
2.390%	12/17/29	778	750,596
MASTR Asset-Backed Securities Trust,
Series 2003-NC01, Class M5, 1 Month LIBOR + 6.000% (Cap N/A, Floor 4.000%)
4.753%(c)	04/25/33	87	63,241
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	09/25/34	89	78,785
Series 2005-NC01, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
1.697%(c)	12/25/34	187	165,886
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	07/25/34	125	113,312
Series 2004-HE01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
3.197%(c)	04/25/35	530	392,090
Series 2005-NC01, Class M2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
2.027%(c)	10/25/35	318	296,210
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	1,171	1,199,559
Mid-State Capital Trust,
Series 2010-01, Class M, 144A
5.250%	12/15/45	155	157,450
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	01/25/34	115	110,628
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	08/25/34	133	121,729
Series 2004-NC02, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
2.747%(c)	12/25/33	31	30,631
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	05/25/34	523	458,718
Series 2005-HE01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
1.727%(c)	12/25/34	255	195,773
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
2.072%(c)	10/25/33	1,516	1,402,621
Series 2003-04, Class M2, 1 Month LIBOR + 2.730% (Cap N/A, Floor 1.820%)
3.677%(c)	10/25/33	343	337,645
Series 2003-B, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
3.422%(c)	11/25/33	191	188,518

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
1.712%(c)	02/25/35	475	$ 415,147
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)
3.722%(c)	09/25/33	372	361,637
OneMain Financial Issuance Trust,
Series 2018-02A, Class A, 144A
3.570%	03/14/33	3,330	3,034,183
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.967%(c)	07/25/33	952	906,876
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
2.522%(c)	05/25/34	397	369,936
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
2.597%(c)	12/25/34	1,346	1,307,478
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH01, Class M4, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
2.192%(c)	01/25/36	500	475,307
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.297%(c)	04/25/23	284	252,659
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.797%(c)	02/25/23	1,380	1,265,694
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	640	633,777
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL02, Class A1, 144A
3.844%	12/25/58	2,131	1,847,586
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	2,872	2,491,857
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	160	148,921
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,480	1,324,039
Series 2019-04A, Class A1, 144A
3.351%	11/25/24	1,161	1,142,857
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
1.922%(c)	11/25/33	255	233,747
Series 2005-RS06, Class M4, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
1.922%(c)	06/25/35	1,500	1,422,892
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
1.297%(c)	08/25/36	2,000	$ 1,786,985
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 2.000%)
3.947%(c)	08/25/33	276	238,145
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	1,047	1,038,039
Series 2019-01, Class D
3.650%	04/15/25	1,995	1,882,263
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	1,929,504
Series 2019-A, Class C, 144A
3.000%	01/26/32	810	744,344
Series 2019-A, Class D, 144A
3.450%	01/26/32	2,610	2,298,964
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%(c)	07/25/30	60	49,131
Series 2003-02, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
3.572%(c)	06/25/33	120	95,209
Series 2004-02, Class AF3
3.821%(cc)	08/25/35	37	37,897
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.200%)
3.064%(c)	08/25/35	494	475,560
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	11/25/34	441	416,632
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,394	1,361,678
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)
3.497%(c)	10/25/33	5	7,909
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
2.072%(c)	07/25/33	495	462,586
Series 2004-06, Class M2, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.300%)
2.897%(c)	07/25/34	12	12,079
Series 2004-08, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
1.877%(c)	09/25/34	508	461,079
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
1.417%(c)	07/25/35	308	305,822
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	01/25/37	811	761,419

A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,157	$ 1,908,878
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	510	373,706
Series 2019-NPL07, Class A1A, 144A
3.179%	10/25/49	2,871	2,541,903
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	1,000	999,901
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	10/25/34	830	765,150
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
5.447%(c)	10/25/34	734	590,511
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	4,680	4,675,429
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,585	1,409,569
Series 2019-01A, Class C, 144A
3.450%	03/15/24	1,505	1,391,780
Series 2019-01A, Class D, 144A
3.670%	03/15/24	5,675	5,025,778
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,415	1,177,375
Series 2019-02A, Class C, 144A
2.840%	07/15/24	310	292,659
			145,884,657

Total Asset-Backed Securities (cost $155,822,041)			147,330,109
Bank Loans — 0.2%
Canada — 0.0%
Concordia International Corp.,
Term Loan, 1 - 6 Month LIBOR + 5.500%
6.568%(c)	09/06/24	288	245,749
United States — 0.2%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.180%(c)	04/06/24	11	9,338
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
4.955%(c)	12/15/24	90	75,350
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.612%(c)	06/02/25	342	324,998
California Resources Corp.,
Term Loan (11/17), 3 Month LIBOR + 4.750%
6.363%(c)	12/31/22	737	199,017
Claire’s Stores, Inc.,
Term Loan B, 3 Month LIBOR + 6.500%
8.421%(c)	12/18/26^	554	456,922
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	12/01/23	38	$ 33,655
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
6.797%(c)	08/25/23	172	84,962
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	09/24/26^	73	60,930
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
3.489%(c)	01/31/25	106	94,678
Moran Foods LLC,
Term Loan, 1 - 3 Month LIBOR + 8.000%
9.806%	03/31/20	551	57,811
9.772%	03/31/20^	85	85,000
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	211	188,845
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
4.280%(c)	11/06/24	153	131,740
Neiman Marcus Group Ltd. LLC,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
7.516%(c)	10/25/23	95	34,319
PetSmart, Inc.,
Tranche B-2 Loan, 6 Month LIBOR + 4.000%
5.000%(c)	03/11/22	246	235,837
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	02/06/23	124	116,739
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.054%(c)	08/14/24	99	79,239
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 - 6 Month LIBOR + 4.500%
5.491%(c)	11/01/24^	100	77,389
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
6.873%(c)	03/09/23	128	82,680
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	04/29/26^	112	97,604
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 3 Month LIBOR + 4.000%
5.603%(c)	04/12/24	190	89,532
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/22/25	109	92,220
Viskase Cos., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.700%(c)	01/30/21	93	70,047

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
9.750%(c)	03/29/21^	64	$ 38,125
			2,816,977

Total Bank Loans (cost $4,490,111)			3,062,726
Commercial Mortgage-Backed Securities — 2.5%
United States
BANK,
Series 2019-BN20, Class XA, IO
0.841%(cc)	09/15/62	6,347	386,605
Series 2019-BN21, Class XA, IO
0.997%(cc)	10/17/52	15,809	983,122
Series 2020-BN25, Class XA, IO
0.888%(cc)	01/15/63	19,846	1,319,875
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	695,373
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	197,596
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.755%(c)	06/15/35	3,000	2,393,019
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
2.026%(c)	03/15/37	1,500	1,259,725
Commercial Mortgage Trust,
Series 2006-GG07, Class AM
5.513%(cc)	07/10/38	132	131,025
Series 2020-CBM, Class F, 144A
3.633%(cc)	02/10/37	760	453,987
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,186,469
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.535%(c)	06/15/33	3,000	2,706,278
Fannie Mae-Aces,
Series 2016-M04, Class X2, IO
2.654%(cc)	01/25/39	8,685	641,926
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.297%(cc)	07/25/23	36,304	330,758
Series K068, Class X3, IO
2.059%(cc)	10/25/44	14,240	1,793,309
Series K072, Class X3, IO
2.138%(cc)	12/25/45	14,160	1,925,059
Series K086, Class X1, IO
0.243%(cc)	11/25/28	34,434	689,845
Series K088, Class X3, IO
2.346%(cc)	02/25/47	10,043	1,657,199
Series K089, Class X3, IO
2.296%(cc)	01/25/46	8,750	1,421,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series K090, Class X1, IO
0.705%(cc)	02/25/29	29,511	$ 1,596,251
Series K090, Class X3, IO
2.311%(cc)	10/25/29	9,440	1,576,867
Series K092, Class X3, IO
2.247%(cc)	05/25/47	1,590	256,511
Series K095, Class X1, IO
0.949%(cc)	06/25/29	13,700	974,842
Series K723, Class X3, IO
1.919%(cc)	10/25/34	10,000	593,923
Series K729, Class X3, IO
1.968%(cc)	11/25/44	12,650	1,009,011
Series K730, Class X3, IO
2.035%(cc)	02/25/45	11,550	980,126
Series KC04, Class X1, IO
1.254%(cc)	12/25/26	9,390	577,465
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.492%(cc)	04/25/46	92	92,077
Series 2015-K45, Class C, 144A
3.590%(cc)	04/25/48	1,355	1,256,206
Series 2015-K48, Class B, 144A
3.638%(cc)	08/25/48	1,600	1,540,614
Series 2019-K736, Class C, 144A
3.759%(cc)	07/25/26	475	430,447
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.264%(cc)	03/16/49	6,202	41,307
Series 2013-80, Class IO, IO
0.896%(cc)	03/16/52	11,822	434,274
Series 2014-186, Class IO, IO
0.725%(cc)	08/16/54	9,839	377,365
Series 2015-33, Class IO, IO
0.739%(cc)	02/16/56	10,550	454,460
Series 2015-59, Class IO, IO
0.997%(cc)	06/16/56	1,634	82,341
Series 2015-86, Class IO, IO
0.741%(cc)	05/16/52	6,016	236,615
Series 2016-071, Class QI, IO
0.969%(cc)	11/16/57	17,710	1,091,236
Series 2016-096, Class IO, IO
0.976%(cc)	12/16/57	1,387	84,874
Series 2016-105, Class IO, IO
1.039%(cc)	10/16/57	3,437	199,588
Series 2017-086, Class IO, IO
0.773%(cc)	05/16/59	2,771	156,263
Series 2017-148, Class IO, IO
0.657%(cc)	07/16/59	3,423	170,871
Series 2017-171, Class IO, IO
0.695%(cc)	09/16/59	2,095	118,736
Series 2017-173, Class IO, IO
1.359%(cc)	09/16/57	3,390	275,896
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	946	553,530

A16

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
5.945%(cc)	06/11/42		500	$ 517,339
Velocity Commercial Capital Loan Trust,
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48		1,405	1,406,201
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49		5,219	5,208,852
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		2,257	2,140,770
Series 2019-03, Class A, 144A
3.030%(cc)	10/25/49		1,354	1,226,202
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30		505	502,528
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.258%(cc)	03/15/45		765	670,410

Total Commercial Mortgage-Backed Securities (cost $50,601,579)				47,006,201
Convertible Bonds — 1.8%
Argentina — 0.0%
MercadoLibre, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/28		179	233,643
Bermuda — 0.0%
Golar LNG Ltd.,
Sr. Unsec’d. Notes
2.750%	02/15/22		633	395,628
China — 0.2%
Baozun, Inc.,
Sr. Unsec’d. Notes, 144A
1.625%	05/01/24		482	391,790
China Conch Venture Holdings International Ltd.,
Gtd. Notes
3.520%	09/05/23	HKD	4,000	551,585
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21		500	502,375
Harvest International Co.,
Gtd. Notes
0.000%(ss)	11/21/22	HKD	7,000	893,441
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22		250	335,459
Shanghai Port Group BVI Holding Co. Ltd.,
Gtd. Notes
0.181%	08/09/21		640	612,727
Smart Insight International Ltd.,
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	2,000	263,079
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
China (cont’d.)
Zhongsheng Group Holdings Ltd.,
Sr. Unsec’d. Notes
4.570%	05/23/23	HKD	3,000	$ 400,878
				3,951,334
France — 0.3%
Airbus SE,
Sr. Unsec’d. Notes, EMTN
0.000%(ss)	06/14/21	EUR	200	215,155
Archer Obligations SA,
Gtd. Notes
0.000%(ss)	03/31/23	EUR	600	840,115
Atos SE,
Sr. Unsec’d. Notes
0.000%(ss)	11/06/24	EUR	200	243,190
Edenred,
Sr. Unsec’d. Notes
0.000%(ss)	09/06/24	EUR	474	314,578
Kering SA,
Sr. Unsec’d. Notes, EMTN
0.000%(ss)	09/30/22	EUR	300	324,863
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		196	801,117
Orpea,
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	322	506,671
Remy Cointreau SA,
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	381	542,970
Safran SA,
Sr. Unsec’d. Notes
0.000%(ss)	06/21/23	EUR	275	394,375
TOTAL SA,
Sr. Unsec’d. Notes, EMTN
0.500%	12/02/22		600	571,689
				4,754,723
Germany — 0.1%
adidas AG,
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	600	702,052
MTU Aero Engines AG,
Sr. Unsec’d. Notes
0.050%	03/18/27	EUR	200	189,031
0.125%	05/17/23	EUR	200	246,742
Symrise AG,
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	600	769,388
				1,907,213
Japan — 0.1%
SBI Holdings, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	09/13/23	JPY	30,000	265,006

A17

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Japan (cont’d.)
Sony Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	85,000	$ 1,036,335
				1,301,341
New Zealand — 0.0%
Xero Investments Ltd.,
Gtd. Notes
2.375%	10/04/23		446	506,472
Spain — 0.0%
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	500	750,003
Switzerland — 0.1%
Sika AG,
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	340	377,258
Sub. Notes
3.750%	01/30/22	CHF	200	246,974
STMicroelectronics NV,
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22		600	718,785
				1,343,017
United Kingdom — 0.1%
Barclays Bank PLC,
Sr. Unsec’d. Notes
1.040%	02/04/25		277	290,917
Sr. Unsec’d. Notes, MTN
1.040%	02/18/25		459	440,883
Vodafone Group PLC,
Sub. Notes
1.500%	03/12/22	GBP	600	669,550
				1,401,350
United States — 0.9%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		122	697,547
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25		363	402,549
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		27	85,411
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23		354	615,739
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24(a)		282	293,608
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		617	579,295
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.900%	09/15/21		691	693,628
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States (cont’d.)
Chegg, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	03/15/25	310	$ 294,646
Coupa Software, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25	527	582,719
CyberArk Software Ltd.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	11/15/24	156	137,099
DexCom, Inc.,
Sr. Unsec’d. Notes
0.750%	12/01/23	446	772,916
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	419	339,007
DocuSign, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23	269	377,395
Envestnet, Inc.,
Gtd. Notes
1.750%	06/01/23	230	233,582
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes
0.750%	03/15/49	294	266,663
Exact Sciences Corp.,
Sr. Unsec’d. Notes
0.375%	03/15/27(a)	148	124,579
1.000%	01/15/25	202	217,560
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23	152	289,472
IAC FinanceCo, Inc.,
Gtd. Notes, 144A
0.875%	10/01/22	268	344,354
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21(a)	461	565,182
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26	420	425,533
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	16	8,328
4.000%	11/15/29	23	16,267
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46	352	470,644
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23	248	237,945
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	706	667,430
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27	1,502	1,553,568

A18

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
United States (cont’d.)
MongoDB, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/26	347	$ 336,258
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23	45	7,197
Okta, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/01/25	563	538,525
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23(a)	386	385,604
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23	754	724,531
Proofpoint, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	08/15/24	172	161,829
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24	699	735,862
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22	311	666,613
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22	192	212,393
Snap, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	08/01/26	301	265,083
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23	294	314,927
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23(a)	476	490,463
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23	264	370,092
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	74	36,752
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22	172	191,007
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23	74	87,438
			16,817,240

Total Convertible Bonds (cost $34,034,651)			33,361,964
Corporate Bonds — 8.4%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	300	319,614
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Australia (cont’d.)
5.000%	03/23/35	230	$ 279,178
Ausgrid Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A
4.350%	08/01/28	240	262,663
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22	112	112,134
5.125%	05/15/24	29	28,789
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26	150	163,117
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25	110	110,882
Sydney Airport Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, 144A
3.375%	04/30/25	250	247,758
Westpac Banking Corp.,
Sub. Notes
4.421%	07/24/39	60	59,519
			1,583,654
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46	140	154,222
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.750%	04/15/58	10	10,235
			164,457
Brazil — 0.0%
MV24 Capital BV,
Sr. Sec’d. Notes, 144A
6.748%	06/01/34	197	156,064
Canada — 0.3%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25	465	448,235
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	143	148,271
Air Canada 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.750%	06/15/29	237	266,866
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31	166	166,808
Alimentation Couche-Tard, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	50	46,381
3.800%	01/25/50	95	83,279
Bank of Montreal,
Sub. Notes
3.803%(ff)	12/15/32	70	68,245

A19

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.700%	08/03/26	70	$ 71,512
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25(a)	608	427,189
7.875%	04/15/27	223	153,760
Brookfield Finance, Inc.,
Gtd. Notes
4.850%	03/29/29	41	43,493
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	90	83,965
Enbridge, Inc.,
Gtd. Notes
4.500%	06/10/44	55	51,750
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	313	302,381
Hydro-Quebec,
Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22	150	170,215
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	117	53,967
Sec’d. Notes, 144A
6.500%	01/15/25	448	283,743
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	190	94,499
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	92	77,309
5.250%	06/01/27(a)	601	506,229
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35	60	61,257
5.250%	01/15/45	60	65,383
Open Text Corp.,
Gtd. Notes, 144A
5.875%	06/01/26	115	121,754
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	122	124,637
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26	336	318,329
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	05/15/35	60	53,472
6.800%	05/15/38	80	84,501
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.750%	05/15/38	25	24,267
6.200%	10/15/37	60	69,971
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	612	$ 621,652
			5,093,320
China — 0.0%
Chinalco Capital Holdings Ltd.,
Gtd. Notes
4.000%	08/25/21	200	196,010
Minmetals Bounteous Finance BVI Ltd.,
Gtd. Notes
4.200%	07/27/26	200	220,558
			416,568
Ecuador — 0.0%
Petroamazonas EP,
Gov’t. Gtd. Notes
4.625%	11/06/20	133	64,852
France — 0.1%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	705	711,235
8.125%	02/01/27	400	416,823
			1,128,058
Germany — 0.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	39	38,446
Hong Kong — 0.0%
King Power Capital Ltd.,
Gtd. Notes
5.625%	11/03/24	200	230,338
Ireland — 0.0%
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23	300	288,176
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
4.375%	05/01/26	85	68,088
5.125%	10/01/23	257	212,987
			569,251
Italy — 0.1%
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	65	73,904
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	452	447,526
6.375%	11/15/33	379	385,299
			906,729

A20

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Japan — 0.0%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	60	$ 60,019
Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
7.500%	05/15/26	995	969,085
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28(a)	460	401,010
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	233	246,278
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	890	548,098
Gtd. Notes, 144A
8.500%	10/15/24(a)	416	261,984
9.750%	07/15/25	395	247,010
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	623	609,648
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	60	59,367
			3,342,480
Mexico — 0.1%
Cometa Energia SA de CV,
Sr. Sec’d. Notes
6.375%	04/24/35	291	270,490
Elementia SAB de CV,
Gtd. Notes
5.500%	01/15/25	250	201,228
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	243	204,911
Petroleos Mexicanos,
Gtd. Notes
6.375%	02/04/21	400	327,044
			1,003,673
Netherlands — 0.0%
OCI NV,
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	200	189,269
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	280	279,185
			468,454
Norway — 0.0%
Equinor ASA,
Sr. Unsec’d. Notes
7.250%	09/23/27	95	114,407
South Africa — 0.0%
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	190,725
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21(a)	195	$ 190,997
Switzerland — 0.0%
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	35	32,920
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25	171	73,122
United Kingdom — 0.1%
Ashtead Capital, Inc.,
Gtd. Notes, 144A
4.000%	05/01/28	285	253,051
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.000%	09/18/42	40	46,903
6.450%	09/15/37	30	42,707
British Airways 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.800%	03/20/33	266	250,847
HSBC Holdings PLC,
Sub. Notes
7.625%	05/17/32	170	223,491
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35	80	87,864
7.000%	08/04/41	70	74,599
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22	175	180,722
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	200	203,140
5.500%	05/15/29(a)	400	401,534
Vodafone Group PLC,
Sr. Unsec’d. Notes
6.150%	02/27/37	45	53,636
			1,818,494
United States — 7.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	35	39,091
4.450%	05/14/46	70	76,145
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	125	130,424
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	91	86,625
6.500%	03/01/24	125	123,193
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	330	314,130

A21

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	167	$ 126,178
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	500	347,504
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	270	249,929
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	165	140,125
AECOM,
Gtd. Notes
5.125%	03/15/27	126	113,595
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	40	52,725
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	329	191,316
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	90	109,847
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25(a)	310	246,966
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23(a)	315	279,563
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	90	109,108
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	60	60,867
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	92	93,008
Gtd. Notes, 144A
4.625%	01/15/27	30	29,838
4.875%	02/15/30	305	301,931
7.500%	03/15/26	378	407,834
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	200	185,027
6.750%	09/30/24	400	387,421
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	60	67,803
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	48	47,309
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	50	47,086
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	301	$ 290,667
5.875%	06/01/29	190	186,200
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	140	162,126
Sr. Unsec’d. Notes
5.125%	09/30/24	169	166,346
Sub. Notes
5.750%	11/20/25(a)	675	660,611
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	473	200,920
5.875%	11/15/26	66	27,477
6.125%	05/15/27	104	43,341
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	138	134,003
5.000%	04/01/24	300	291,918
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	102	110,608
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	763	719,960
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	420	336,544
6.250%	03/15/26	99	75,951
6.500%	04/01/27(a)	620	477,519
6.625%	10/15/22	1	842
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	120	113,420
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	60	59,059
4.700%	07/10/35	110	109,669
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29	95	96,924
American Tower Trust,
, 144A
3.070%	03/15/48	100	98,479
3.652%	03/15/48	210	203,949
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	27	28,465
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	208	193,926
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	465	427,250
5.750%	05/20/27	128	118,124
5.875%	08/20/26	22	21,103

A22

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	60	$ 71,340
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	175	122,683
Gtd. Notes, 144A
5.750%	01/15/28	150	96,277
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	296	159,528
5.375%	11/01/21	38	27,636
5.625%	06/01/23	309	129,615
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	08/15/44	110	120,316
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43	60	27,187
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series P
6.700%	08/15/37	75	97,873
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	460	429,675
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	415	415,000
Gtd. Notes, 144A
6.875%	04/01/27	16	11,346
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	485	479,454
5.900%	02/01/27	273	257,325
6.750%	01/15/28	84	80,956
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	870	872,298
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	50	14,340
AT&T, Inc.,
Sr. Unsec’d. Notes
6.350%	03/15/40	310	392,343
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	395	414,116
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	534	410,149
5.750%	07/15/27	149	118,382
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	214	213,645
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	60	52,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	08/15/46	85	$ 85,360
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.864%(ff)	07/23/24	60	62,663
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	475	496,585
9.250%	04/01/26	1,228	1,292,592
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	60	56,803
5.250%	01/30/30	60	56,792
5.875%	05/15/23	39	38,506
6.125%	04/15/25(a)	396	392,446
7.000%	01/15/28	361	374,116
7.250%	05/30/29	72	74,808
9.000%	12/15/25	1,014	1,068,477
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	187	189,098
5.750%	08/15/27	13	13,396
7.000%	03/15/24(a)	619	634,703
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.669%	06/06/47	70	76,691
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	200	238,884
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	65	65,225
Sec’d. Notes, 144A
5.625%	07/15/27	89	92,037
Sr. Sec’d. Notes, 144A
4.875%	07/15/26(a)	495	500,144
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	770	581,565
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	500	431,614
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26	50	53,223
4.125%	06/15/39	25	30,046
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	110	101,610
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	181	146,805
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.850%	11/15/43	75	50,194

A23

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	130	$ 109,484
4.500%	03/01/28	130	106,812
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	215	245,198
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	80	77,274
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	125	126,163
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	525	500,531
Sr. Unsec’d. Notes
5.750%	01/15/25	245	231,239
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	150	128,825
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	50	60,027
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)	736	733,202
5.000%	02/01/28	231	231,876
5.125%	05/01/27(a)	1,005	1,010,683
5.500%	05/01/26	230	233,146
5.750%	02/15/26(a)	2,620	2,669,749
5.875%	04/01/24	499	510,244
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26	100	105,805
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	334	340,634
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	163	159,929
5.000%	09/01/25(a)	355	366,180
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29	215	183,351
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	04/15/27	9	7,695
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	185	187,284
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30	170	158,235
4.250%	12/15/27	185	186,224
4.625%	12/15/29(a)	1,023	1,028,115
5.250%	04/01/25	148	150,353
5.375%	06/01/26	200	205,935
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	65	$ 79,507
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28(a)	370	342,229
6.125%	11/15/23	170	158,100
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	606	613,163
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	605	601,997
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	60	61,495
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23	35	37,199
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	495	420,267
7.000%	05/15/25(a)	273	227,033
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25	465	427,800
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25	312	49,942
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23	435	413,593
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	48	45,640
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	65	87,262
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	336	250,973
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	275	268,468
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	340	329,144
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	135	136,290
2.850%	07/27/26	80	78,199
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	1,117	960,275
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	728	686,989
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26	35	33,646
5.750%	10/15/25	70	69,363

A24

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	87	$ 84,082
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	205	214,687
4.200%	08/15/34	209	238,866
4.250%	01/15/33	90	104,702
4.600%	10/15/38	220	267,936
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	375	343,366
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	8	7,976
8.250%	03/01/27(a)	182	176,999
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	182	183,949
6.000%	03/01/26(a)	1,132	1,132,498
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	55	39,153
Gtd. Notes, 144A
7.500%	05/15/25	250	174,973
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	35	38,334
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47	65	65,937
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25(a)	250	225,005
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	204	219,833
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	15	14,875
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	495	371,290
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49	150	147,635
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	98	90,160
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	155	90,830
6.250%	04/01/23	280	157,206
Gtd. Notes, 144A
5.625%	05/01/27	145	79,610
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	100	100,041
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	465	$ 480,535
5.500%	04/15/27	600	620,954
6.500%	02/01/29	200	215,631
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	125	125,844
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	200	207,702
10.875%	10/15/25	500	539,871
CSX Corp.,
Sr. Unsec’d. Notes
4.400%	03/01/43	83	91,025
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	326	370,744
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	500	432,601
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25(a)	689	688,234
5.125%	07/15/24	372	369,468
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	320	216,664
Gtd. Notes, 144A
6.750%	09/15/37	170	84,460
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30	80	116,443
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	130	134,205
Sr. Sec’d. Notes, 144A
6.020%	06/15/26(a)	115	119,072
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	370	296,642
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	143	150,303
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	51	14,921
9.250%	03/31/22	169	40,185
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	50	48,374
3.400%	11/15/49	50	49,501
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	78	12,164
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	72	48,081

A25

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	700	$ 568,723
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	65	64,211
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	60	66,076
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	88	84,334
5.875%	07/15/22	20	19,653
5.875%	11/15/24	1,535	1,492,174
6.750%	06/01/21	532	539,352
7.750%	07/01/26(a)	520	534,492
Diversified Healthcare Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20	120	120,101
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	125	109,507
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	90	95,966
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35	30	40,145
Duke Energy Progress LLC,
First Mortgage
4.100%	05/15/42	150	170,488
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	150	156,674
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	350	341,559
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	291	287,983
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	49	48,258
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	80	39,850
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	235	235,954
5.750%	09/15/25	310	303,629
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	164	120,886
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	188,367
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27(a)	515	531,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—(rr)	171	$ 79,266
Sr. Unsec’d. Notes
4.150%	06/01/25	445	215,604
4.400%	04/01/24	75	37,714
4.850%	07/15/26	45	22,093
5.600%	04/01/44	50	16,765
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	88	77,417
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	125	108,666
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	08/15/42	60	58,374
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25(d)	235	4,479
9.375%	05/01/24(d)	418	6,533
Sr. Sec’d. Notes, 144A
7.750%	05/15/26(d)	625	98,395
8.000%	11/29/24(d)	359	9,533
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	30	37,534
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	372	279,155
5.250%	05/01/25(a)	490	414,427
Evergy Metro, Inc.,
Sec’d. Notes
5.300%	10/01/41	80	97,875
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	95	87,435
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34	60	76,395
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27	200	170,548
4.542%	08/01/26	295	258,339
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	235	205,296
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	17	16,436
3.875%	03/15/23	412	392,124
4.550%	11/14/24	595	560,814
5.400%	11/14/34	8	7,347
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	497	458,502
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(a)	495	488,102

A26

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
6.875%	01/15/25	111	$ 32,595
7.125%	01/15/23	25	6,108
7.625%	04/15/24	71	17,455
11.000%	09/15/25	150	39,053
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	267	288,448
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	40	39,345
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	42	42,803
5.550%	01/05/26	25	25,956
5.875%	01/14/38	120	142,029
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23	52	37,755
6.250%	05/15/26(a)	389	278,472
7.750%	02/01/28	126	88,208
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.150%	08/15/49	55	52,993
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—(rr)	250	213,904
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	215	198,278
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	75	72,469
5.875%	07/15/26(a)	150	133,754
7.000%	05/15/27	273	271,478
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	350	352,005
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	35	8,509
6.375%	05/15/25	210	50,896
6.375%	01/15/26	315	66,059
6.625%	05/01/23	10	2,795
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	240	224,617
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	60	60,908
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	60	61,172
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	1,080	983,448
5.375%	02/01/25(a)	1,036	1,061,496
5.625%	09/01/28	124	130,880
5.875%	05/01/23	340	354,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.875%	02/15/26(a)	1,744	$ 1,828,703
Sr. Sec’d. Notes
5.125%	06/15/39	60	61,562
5.250%	06/15/26	215	225,428
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23	120	116,342
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	395	367,652
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24	233	133,245
6.000%	01/15/28	90	47,019
7.125%	08/01/26	315	166,773
Sec’d. Notes, 144A
7.625%	06/01/22	331	267,664
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	24	17,305
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	230	164,976
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	24	11,267
6.250%	11/01/28	125	56,204
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	50	46,757
4.875%	01/15/30	107	92,594
5.125%	05/01/26(a)	434	414,841
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25(a)	527	491,835
4.875%	04/01/27	132	125,384
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	432	431,537
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	80	81,985
Sr. Sec’d. Notes
5.250%	08/01/26	325	324,062
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	30	31,446
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	125	114,688
6.250%	05/15/26	138	130,177
6.375%	12/15/25	133	127,539
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	236	202,202
Sr. Sec’d. Notes
6.375%	05/01/26	50	47,287

A27

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	400	$ 352,085
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/31/99^	528	—
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	662	649,515
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.000%	06/20/42	70	79,415
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	60	62,232
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	695	613,054
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	105	98,080
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	285	290,516
5.000%	05/15/27	250	255,471
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	95	94,734
Gtd. Notes, 144A
4.875%	09/15/27	242	235,326
4.875%	09/15/29	405	380,316
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	485	489,551
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	160	171,467
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	228	235,225
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	150	55,088
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	60	84,563
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	60	64,139
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	130	113,765
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	61	54,686
Keurig Dr Pepper, Inc.,
Gtd. Notes
4.420%	12/15/46	9	9,876
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.085%	05/25/48	25	$ 31,160
Kroger Co. (The),
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	45	58,820
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	180	134,640
6.875%	11/01/35	240	179,345
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	640	599,636
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	101	91,855
5.250%	10/01/25	7	5,769
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	150	154,460
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	170	173,088
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	65	62,541
4.750%	11/29/27	155	154,776
5.000%	06/15/27	25	23,842
5.250%	06/01/26	205	203,745
5.875%	11/15/24	75	76,729
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	60	60,547
5.375%	01/15/24	188	188,890
5.375%	05/01/25(a)	606	608,455
Gtd. Notes, 144A
4.625%	09/15/27	170	169,910
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	180	232,462
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	340	304,294
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.550%	04/05/49	70	79,115
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	70	68,362
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	30	29,337
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	260	224,032

A28

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	55	$ 59,489
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	70	68,036
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70	105	97,503
4.900%	04/01/77	60	63,940
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	97	28,429
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25(a)	1,037	1,057,020
Sr. Unsec’d. Notes
3.150%	03/15/23	203	185,010
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	987	907,694
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	40	45,038
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	315	270,844
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	265	254,410
5.750%	02/01/27	547	491,861
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	770	653,659
5.750%	06/15/25(a)	749	670,350
6.000%	03/15/23	195	186,707
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	60	75,848
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
4.300%	01/27/45	90	107,820
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	381	335,265
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	100	71,029
5.500%	02/15/49	70	60,205
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29	195	193,665
Mylan NV,
Gtd. Notes
3.950%	06/15/26	100	101,365
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	30	$ 29,527
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	90	30,459
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	295	65,015
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	60	59,890
4.300%	10/15/28	90	91,141
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	337	329,956
9.125%	07/15/26	96	87,181
Navient Corp.,
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	390	369,152
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	135	123,805
6.125%	09/01/29	735	689,907
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	599	59,820
8.750%	10/25/24	328	32,806
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	163	48,801
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	155	157,733
5.875%	11/15/28	150	161,302
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	610	623,607
5.375%	11/15/29	222	232,108
Nevada Power Co.,
Sec’d. Notes
5.375%	09/15/40	135	153,633
New Albertsons LP,
Sr. Unsec’d. Notes
8.000%	05/01/31	224	222,049
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	161	145,811
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	100	104,496
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	520	508,022
5.375%	04/01/36	75	75,362
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	435	414,866
5.625%	07/15/27	188	183,741

A29

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	145	$ 143,619
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	74	69,693
5.500%	10/01/21	150	147,826
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	335	311,693
NiSource, Inc.,
Sr. Unsec’d. Notes
6.250%	12/15/40	80	105,510
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	115	71,863
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40	97	5,561
Gtd. Notes, 144A
7.875%	02/01/26	165	41,232
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52	34	36,452
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	90	87,421
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	95	99,790
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	320	286,921
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	135	139,924
7.250%	05/15/26	415	441,547
Gtd. Notes, 144A
5.250%	06/15/29	180	185,325
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	75	58,101
6.000%	06/01/26	75	55,555
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	57	11,328
6.875%	01/15/23	140	28,696
Gtd. Notes, 144A
6.250%	05/01/26	710	112,223
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.300%	08/15/39	85	35,881
7.150%	05/15/28	210	103,950
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	71	94,949
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	45	$ 61,150
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	120	124,135
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	35	26,502
4.450%	09/01/49	95	73,844
5.200%	07/15/48	110	87,386
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	283	263,191
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30	30	13,544
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	90	76,089
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	329	306,951
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(a)	545	542,026
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	300	227,938
5.375%	01/15/25(a)	140	108,348
5.625%	10/15/27	45	31,725
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	285	191,585
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	424	386,387
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	60	83,447
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	280	259,678
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	355	334,647
8.875%	06/01/25	120	109,828
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	702	699,278
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29	95	77,460
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	325	263,714

A30

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	358	$ 359,752
5.875%	09/30/27	88	88,478
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.700%	06/15/44	95	62,368
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	234	185,158
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	84	80,380
5.000%	08/15/26	251	258,175
5.500%	12/15/29	92	95,539
5.750%	03/01/27	520	532,599
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	45	77,589
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	250	256,099
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)	295	254,638
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	570	558,637
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	54	21,044
5.625%	03/01/26	123	44,956
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	255	266,367
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	115	111,827
5.750%	05/01/25	119	118,394
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	380	218,274
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	50	54,571
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	349	370,622
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	150	140,816
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	257	223,704
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	148	143,236
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
4.350%	04/15/47	90	$ 99,969
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	25	26,606
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	285	212,706
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37	30	40,885
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	75	69,769
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	528	464,020
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	40	38,101
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	636,075
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27(a)	550	551,051
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49	70	56,168
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	329	303,060
5.875%	03/15/26	12	10,680
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	300	304,772
5.375%	04/15/25	751	763,749
5.375%	07/15/26(a)	455	460,560
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	294	251,841
5.500%	04/15/27	129	108,840
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	115	33,895
5.625%	06/01/25	250	72,137
6.625%	01/15/27	83	24,977
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	121	118,518
Southern California Edison Co.,
First Ref. Mortgage, Series C
4.125%	03/01/48	75	79,121
Sec’d. Notes
5.550%	01/15/36	90	109,057

A31

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.875%	03/15/41	60	$ 66,346
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	87	134,081
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	120	110,472
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25	267	181,523
7.500%	04/01/26	35	23,149
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	23	25,569
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	355	334,449
6.125%	12/15/24	390	371,711
Gtd. Notes, 144A
5.000%	10/01/29	24	20,851
Springleaf Finance Corp.,
Gtd. Notes
5.375%	11/15/29	180	165,772
6.125%	05/15/22	135	136,985
6.125%	03/15/24	325	320,750
6.875%	03/15/25	50	50,420
7.125%	03/15/26	345	339,540
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	645	736,230
8.750%	03/15/32(a)	1,285	1,700,447
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	181	186,665
7.625%	02/15/25	1,996	2,227,088
7.625%	03/01/26	30	33,967
7.875%	09/15/23	483	531,321
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	504	525,062
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	595	547,126
5.000%	02/15/27	25	22,784
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	713	629,580
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	330	253,282
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	75	60,524
5.000%	10/01/25(a)	240	199,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	25	$ 24,920
Gtd. Notes, 144A
5.125%	06/01/25	115	106,952
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	19	18,240
5.500%	02/15/26	112	96,885
5.875%	03/15/28	22	18,376
6.000%	04/15/27	145	124,646
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	90	49,599
5.500%	01/15/28	140	72,855
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	111	94,716
5.875%	04/15/26(a)	708	588,031
6.500%	07/15/27	54	46,088
6.750%	03/15/24	600	538,754
6.875%	01/15/29(a)	285	230,252
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	120	155,216
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	90	102,181
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28	120	106,361
5.500%	09/15/24	55	52,343
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	109	108,500
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	477	422,664
5.625%	10/15/23	470	435,026
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	310	296,136
Sec’d. Notes, 144A
6.250%	02/01/27(a)	570	555,682
Sr. Sec’d. Notes
4.625%	07/15/24	278	264,799
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	57	54,688
4.875%	01/01/26	1,380	1,316,738
5.125%	11/01/27	211	201,592
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	410	378,710
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	350	219,568
5.375%	12/15/24	25	15,570

A32

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/20^	165	$ 17
Notes, 144A
5.000%	10/10/99^	725	363
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	110	110,742
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	80	106,174
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	644	655,180
4.750%	02/01/28	653	674,169
6.375%	03/01/25	173	176,873
6.500%	01/15/26(a)	780	819,220
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
0.000%	07/09/99^	1,193	—
4.500%	02/01/26^	58	—
4.750%	02/01/28^	183	—
6.500%	01/15/24^	160	—
6.500%	01/15/26^	980	—
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	50	72,529
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	774	770,353
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24(a)	443	355,215
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	231	183,497
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	129	103,348
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	166	134,277
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	104	52,188
7.500%	01/15/26	90	41,622
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25(a)	220	156,200
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.850%	12/01/48	100	111,554
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.875%	08/15/34	40	45,211
5.150%	08/15/44	50	58,698
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67	60	$ 61,978
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	126	107,364
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28(a)	345	336,907
5.250%	01/15/30(a)	445	444,730
5.500%	05/15/27	310	305,886
6.500%	12/15/26	520	528,458
Sec’d. Notes
3.875%	11/15/27	190	180,251
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	113	72,161
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	45	46,572
4.500%	06/01/42	45	52,297
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	205	188,602
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	11	12,031
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	80	104,375
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	320	272,853
6.250%(ff)	02/28/57	124	108,847
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27(a)	720	678,502
4.250%	12/01/26	267	245,285
4.625%	12/01/29	77	70,043
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	340	276,285
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	136	140,163
5.625%	02/15/27	350	360,826
Walt Disney Co. (The),
Gtd. Notes
9.500%	07/15/24	120	159,295
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	175	148,782
Wells Fargo & Co.,
Sub. Notes, MTN
4.400%	06/14/46	34	36,587
4.750%	12/07/46	41	46,035

A33

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
6.500%	03/15/41	30	$ 37,352
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	167	169,772
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	121	8,149
6.250%	04/01/23	20	1,704
6.625%	01/15/26	485	33,034
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(d)	455	8,248
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	29	29,727
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	720	579,679
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	300	309,891
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27	315	173,277
5.750%	06/01/26	60	34,546
8.250%	08/01/23	15	11,010
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24	40	39,239
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	90	76,422
5.750%	04/01/27	51	43,008
6.350%	10/01/25	86	74,172
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	626	582,704
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	677	624,968
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	136	135,752
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	302	292,419
6.750%	08/15/24(a)	324	317,348
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	423	397,643
			136,222,689

Total Corporate Bonds (cost $173,618,914)			153,869,717
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bond — 0.0%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	$ 215,194
(cost $195,000)
Residential Mortgage-Backed Securities — 7.7%
Bermuda — 0.1%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.247%(c)	03/25/29	585	581,932
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29	384	382,590
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
4.247%(c)	04/25/29	980	851,608
			1,816,130
United States — 7.6%
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
3.835%(cc)	04/25/35	523	487,074
Alternative Loan Trust,
Series 2004-25CB, Class A1
6.000%	12/25/34	1,102	1,107,130
Series 2004-27CB, Class A1
6.000%	12/25/34	416	383,614
Series 2004-32CB, Class 2A5
5.500%	02/25/35	314	295,109
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,032	941,470
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	06/25/37	1,349	1,066,604
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	3,633	3,568,458
Series 2020-01, Class M1, 144A
3.161%(cc)	12/25/59	2,200	1,859,098
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	45	43,130
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,389	954,500
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-09, Class 22A1
4.364%(cc)	11/25/34	198	170,953
Series 2005-06, Class 1A1
4.351%(cc)	08/25/35	153	124,896
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
1.347%(c)	10/25/34	174	133,123

A34

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2005-AC06, Class 1A2, IO, 1 Month LIBOR x (1.000) + 5.000% (Cap 5.000%, Floor 0.000%)
4.053%(c)	09/25/35	1,554	$ 172,987
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.947%(c)	02/25/49	2,521	2,485,493
Series 2019-INV03, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 5.500%, Floor 0.950%)
2.577%(c)	08/25/49	2,014	1,959,010
Citigroup Mortgage Loan Trust,
Series 2003-01, Class 3A5
5.250%	09/25/33	241	230,257
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
4.380%(c)	10/25/35	311	276,889
Series 2006-04, Class 2A1A
6.000%	12/25/35	891	843,442
COLT Mortgage Loan Trust,
Series 2019-04, Class A1, 144A
2.579%(cc)	11/25/49	39	37,778
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
3.397%(c)	07/25/31	1,817	1,506,084
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.247%(c)	08/25/31	2,614	2,163,409
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.947%(c)	07/25/39	2,000	1,613,804
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.047%(c)	09/25/39	3,000	2,319,395
Series 2019-R07, Class 1M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.717%(c)	10/25/39	2,607	2,542,455
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	139	141,702
Series 2004-22, Class A3
3.826%(cc)	11/25/34	1,386	1,240,156
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
1.627%(c)	02/25/35	282	230,619
Series 2004-J03, Class A7
5.500%	05/25/34	78	74,470
Series 2005-31, Class 3A1
3.864%(cc)	01/25/36	483	430,113
Series 2005-HYB01, Class 4A1
3.700%(cc)	03/25/35	175	160,645
Series 2005-HYB03, Class 2A2A
4.082%(cc)	06/20/35	758	706,598
Series 2006-10, Class 1A11
5.850%	05/25/36	98	68,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2006-15, Class A1
6.250%	10/25/36	147	$ 101,995
Series 2006-18, Class 2A7
6.000%	12/25/36	204	156,981
Series 2006-HYB01, Class 2A2C
3.375%(cc)	03/20/36	594	510,964
Series 2006-HYB02, Class 2A1B
3.587%(cc)	04/20/36	1,044	860,115
Series 2007-02, Class A16
6.000%	03/25/37	565	417,100
Series 2007-09, Class A11
5.750%	07/25/37	920	676,880
Series 2007-HYB01, Class 2A1
3.291%(cc)	03/25/37	1,439	1,160,256
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/20	105	57,064
Deephaven Residential Mortgage Trust,
Series 2018-04A, Class B2, 144A
6.125%(cc)	10/25/58	1,400	1,298,803
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	825	777,236
Series 2019-04A, Class A3, 144A
3.047%(cc)	10/25/59	4,127	3,894,159
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	05/25/36	2,382	1,956,648
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
1.277%(c)	02/25/36	3,626	3,146,124
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
5.297%(c)	05/25/29	3,074	2,931,268
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.147%(c)	01/25/30	2,361	2,086,549
Series 2017-C07, Class 2M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
3.447%(c)	05/25/30	2,243	1,935,514
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.197%(c)	07/25/30	2,000	1,727,030
Series 2018-C02, Class 2M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.147%(c)	08/25/30	2,704	2,233,907
Series 2018-C04, Class 2M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
3.497%(c)	12/25/30	2,300	1,884,927
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.297%(c)	01/25/31	3,750	3,149,262

A35

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.947%(c)	03/25/31	1,264	$ 1,111,920
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	144	177,638
Series 2002-T19, Class A2
7.000%	07/25/42	259	311,466
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	1,447	74,622
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	592	676,232
Series 2003-W10, Class 3A5
4.299%	06/25/43	405	444,546
Series 2004-W11, Class 1A1
6.000%	05/25/44	358	432,462
Series 2004-W11, Class 1PO, PO
4.550%(s)	05/25/44	264	219,960
Series 2004-W12, Class 1A2
6.500%	07/25/44	224	261,982
Series 2004-W12, Class 1PO, PO
1.410%(s)	07/25/44	292	275,118
Series 2009-W01, Class A
6.000%	12/25/49	149	172,143
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	163	188,116
Series 2003-49, Class YC
4.000%	06/25/23	61	63,346
Series 2003-78, Class B
5.000%	08/25/23	166	174,613
Series 2004-35, Class AZ
4.500%	05/25/34	336	367,905
Series 2004-70, Class EB
5.000%	10/25/24	27	28,578
Series 2006-08, Class FH, 1 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
1.197%(c)	03/25/36	556	556,267
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.687%(c)	12/25/36	37	36,708
Series 2006-44, Class P, PO
1.420%(s)	12/25/33	36	33,698
Series 2006-77, Class PC
6.500%	08/25/36	51	58,344
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1.000) + 6.450% (Cap 6.450%, Floor 0.000%)
5.503%(c)	12/25/37	438	93,698
Series 2008-85, Class EB
5.000%	09/25/28	31	33,123
Series 2011-52, Class GB
5.000%	06/25/41	338	387,578
Series 2011-84, Class PZ
5.250%	09/25/41	470	565,195
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2012-13, Class JP
4.500%	02/25/42	118	$ 125,959
Series 2012-79, Class TP
6.500%	07/25/42	93	107,727
Series 2013-04, Class AJ
3.500%	02/25/43	376	415,824
Series 2013-083, Class CA
3.500%	10/25/37	131	132,673
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,086	57,425
Series 2013-31, Class NC
3.000%	04/25/43	554	599,570
Fannie Mae Trust,
Series 2003-W03, Class 2A5
5.356%	06/25/42	170	195,701
Series 2003-W06, Class 1A41
5.398%	10/25/42	299	343,199
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
1.977%(c)	09/25/42	338	333,352
Series 2004-W01, Class 1A7
5.681%	11/25/43	573	648,849
Series 2004-W09, Class 1PO, PO
2.920%(s)	02/25/44	327	290,038
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	474	563,877
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	142	161,588
Series 2768, Class PK
5.000%	03/15/34	117	129,551
Series 2846, Class GB
5.000%	08/15/24	219	230,998
Series 2877, Class PB
5.500%	10/15/34	575	649,996
Series 2902, Class QG
5.500%	12/15/34	116	134,265
Series 3158, Class NE
5.500%	05/15/36	125	145,812
Series 3187, Class Z
5.000%	07/15/36	252	285,350
Series 3443, Class PT
6.500%	03/15/37	406	480,211
Series 3704, Class DC
4.000%	11/15/36	89	92,453
Series 3816, Class HN
4.500%	01/15/41	448	508,847
Series 3827, Class BM
5.500%	08/15/39	138	141,571
Series 3920, Class LP
5.000%	01/15/34	211	242,439
Series 4054, Class HI, IO
3.000%	05/15/26	761	23,392
Series 4168, Class JA
3.500%	02/15/43	12	11,752

A36

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 4182, Class ZD
3.500%	03/15/43	3,832	$ 4,095,952
Series 4374, Class NC
3.750%	02/15/46	151	152,705
Series 4822, Class ZB
4.000%	07/15/48	959	1,072,698
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	495	548,080
Series 304, Class C32, IO
3.000%	12/15/27	732	40,128
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
6.097%(c)	11/25/28	980	927,453
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.497%(c)	08/25/29	500	392,711
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
3.347%(c)	02/25/47	4,700	4,028,245
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	463	528,327
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
1.772%(c)	01/25/34	1,144	1,019,169
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	3,517	3,434,689
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	1,426	1,399,719
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	268	281,280
Series 2004-19, Class KE
5.000%	03/16/34	523	589,534
Series 2005-03, Class QB
5.000%	01/16/35	179	197,537
Series 2008-38, Class BG
5.000%	05/16/38	273	309,209
Series 2011-22, Class WA
5.877%(cc)	02/20/37	225	261,764
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1.000) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	4,212	8,870
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
2.092%(c)	04/20/60	5	5,346
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
2.002%(c)	12/20/62	524	515,721
Series 2013-184, Class KZ
2.500%	12/20/43	780	811,155
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-H04, Class BA
1.650%	02/20/63	161	$ 160,345
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.062%(c)	02/20/62	40	39,348
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
4.345%(cc)	12/25/34	134	132,415
HarborView Mortgage Loan Trust,
Series 2006-14, Class 1A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.930%(c)	01/25/47	1,958	1,515,680
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.310%)
1.567%(c)	09/25/34	562	558,008
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.630%)
1.892%(c)	10/25/34	128	110,435
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760% (Cap 11.250%, Floor 0.380%)
1.707%(c)	01/25/35	537	504,768
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
1.647%(c)	03/25/35	490	412,072
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
1.487%(c)	05/25/35	168	151,471
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.350%)
1.647%(c)	02/25/36	1,000	854,220
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 1.500%)
3.197%(c)	05/25/37	771	673,742
JPMorgan Mortgage Trust,
Series 2004-A06, Class 3A3
3.952%(cc)	12/25/34	136	127,276
Series 2005-A03, Class 4A1
4.562%(cc)	06/25/35	58	56,941
Series 2005-A08, Class 2A3
3.914%(cc)	11/25/35	154	131,898
Series 2006-S02, Class 2A1
5.000%	06/25/21	13	11,764
Series 2007-A01, Class 3A2
4.222%(cc)	07/25/35	366	326,190
Series 2007-S03, Class 2A3
6.000%	08/25/22	74	77,606
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,425	1,345,802
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
4.684%(cc)	11/21/34	114	108,015
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	409	415,108

A37

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2005-06, Class 1A2
5.500%	12/25/35	374	$ 317,621
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	106	108,220
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780% (Cap 11.750%, Floor 0.390%)
1.727%(c)	03/25/28	112	98,623
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
1.587%(c)	10/25/28	147	133,623
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
1.447%(c)	05/25/29	140	125,461
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.847%(cc)	07/25/34	94	84,222
Series 2004-5AR, Class 4A
4.582%(cc)	07/25/34	216	197,962
Series 2006-07, Class 1A
5.000%	06/25/21	66	53,987
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.330%)
1.607%(c)	05/25/35	204	191,114
New Residential Mortgage Loan Trust,
Series 2019-NQM04, Class M1, 144A
2.986%(cc)	09/25/59	2,900	2,302,862
Series 2019-NQM05, Class B1, 144A
4.044%(cc)	11/25/59	1,000	819,359
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.210% (Cap 12.000%, Floor 0.210%)
1.157%(c)	04/25/36	167	139,019
PRPM,
Series 2019-GS01, Class A2, 144A
4.750%(cc)	10/25/24	2,341	2,337,854
RALI Trust,
Series 2006-QH01, Class A1, 1 Month LIBOR + 0.190% (Cap 10.000%, Floor 0.190%)
1.137%(c)	12/25/36	1,699	1,433,914
Series 2007-QH07, Class 1A1, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.197%(c)	08/25/37	802	657,574
Residential Asset Securitization Trust,
Series 2004-A03, Class A7
5.250%	06/25/34	220	225,991
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.973%(c)	07/20/36	360	315,853
Spruce Hill Mortgage Loan Trust,
Series 2019-SH01, Class A1, 144A
3.395%(cc)	04/29/49	1,365	1,281,657
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Starwood Mortgage Residential Trust,
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	1,585	$ 1,574,517
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,000	2,601,494
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
3.952%(cc)	07/25/34	265	230,414
Series 2004-12, Class 9A
3.824%(cc)	09/25/34	331	294,781
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
1.317%(c)	07/25/34	239	227,223
Series 2007-09, Class 1A1, 6 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.033%(c)	10/25/37	1,938	1,570,302
Structured Asset Mortgage Investments Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
1.450%(c)	01/19/34	403	359,398
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
1.450%(c)	03/19/34	412	367,296
Series 2007-AR07, Class 1A1, 1 Month LIBOR + 0.850% (Cap 10.500%, Floor 0.850%)
1.797%(c)	05/25/47	2,863	2,078,850
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.823%(cc)	09/25/33	196	182,964
Toorak Mortgage Corp. Ltd.,
Series 2019-01, Class A1, 144A
4.458%	03/25/22	3,650	3,158,400
Verus Securitization Trust,
Series 2018-03, Class A1, 144A
4.108%(cc)	10/25/58	2,764	2,709,996
Series 2019-04, Class M1, 144A
3.207%(cc)	11/25/59	2,700	2,390,264
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	167	150,715
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	280	248,254
Series 2019-INV03, Class A2, 144A
2.947%(cc)	11/25/59	2,116	2,048,955
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
2.467%(c)	07/25/45	1,551	1,273,371
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
1.497%(c)	07/25/44	1,139	1,028,075
Series 2005-AR03, Class A2
3.624%(cc)	03/25/35	263	242,460
Series 2005-AR10, Class 1A3
4.121%(cc)	09/25/35	2,616	2,470,435

A38

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.810% (Cap N/A, Floor 0.810%)
2.863%(c)	12/25/46	805	$ 658,262
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)
1.447%(c)	06/25/37	40	29,413
			140,153,423

Total Residential Mortgage-Backed Securities (cost $155,795,177)			141,969,553
Sovereign Bonds — 0.1%
Angola — 0.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	200	78,680
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/26/29	300	117,685
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49	500	195,720
			392,085
Mexico — 0.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10	50	52,100
Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.143%	02/23/30	300	208,495
7.696%	02/23/38	400	270,358
Sr. Unsec’d. Notes, EMTN
7.625%	11/28/47	200	132,025
			610,878
Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
5.750%	04/18/23	300	203,980
5.875%	07/25/22	200	137,670
6.850%	03/14/24	400	253,299
			594,949

Total Sovereign Bonds (cost $2,941,640)			1,650,012
U.S. Government Agency Obligations — 2.6%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	209	222,421
3.500%	03/01/32	543	584,481
4.000%	02/01/26	159	167,816
4.000%	10/01/42	392	430,321
4.500%	09/01/24	37	39,190
4.500%	08/01/30	177	193,332
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/01/47	533	$ 580,876
4.500%	05/01/47	279	304,176
4.500%	05/01/47	715	778,102
5.000%	04/01/22	21	21,661
5.000%	07/01/23	84	88,199
5.000%	10/01/23	40	42,825
5.000%	11/01/23	6	6,518
5.000%	06/01/30	133	144,697
5.000%	10/01/40	452	502,173
5.500%	06/01/23	43	45,107
5.500%	12/01/24	42	44,155
5.500%	04/01/27	45	49,675
5.500%	06/01/35	110	125,282
5.500%	06/01/37	12	12,594
7.000%	11/01/37	124	147,373
Federal National Mortgage Assoc.
2.410%	11/01/29	3,183	3,400,528
2.520%	11/01/29	1,250	1,348,021
2.550%	10/01/30	1,065	1,158,699
2.570%	07/01/29	2,610	2,810,125
2.590%	10/01/28	1,525	1,650,646
2.620%	11/01/31	1,615	1,761,606
2.630%	05/01/30	1,623	1,767,231
2.710%	11/01/28	1,300	1,418,692
2.840%	11/01/34	1,200	1,329,284
3.250%	08/01/34	517	596,139
3.270%	01/01/27	1,747	1,948,567
3.340%	11/01/30	420	481,654
3.500%	08/01/32	449	483,338
3.500%	10/01/32	525	565,631
3.500%	11/01/32	422	454,849
3.500%	04/01/33	663	710,797
3.500%	04/01/33	738	796,241
3.500%	05/01/33	624	672,954
3.500%	09/01/42	612	653,100
3.500%	10/01/42	607	647,717
3.500%	01/01/43	701	748,259
3.500%	07/01/43	621	662,750
3.820%	07/01/27	1,968	2,238,005
3.821%(cc)	05/01/22	592	611,591
4.000%	06/01/32	498	537,091
4.000%	06/01/33	348	376,714
4.000%	06/01/47	821	893,375
4.000%	08/01/48	426	454,522
4.355%(cc)	06/01/21	428	443,672
4.500%	06/01/26	221	233,359
4.500%	09/01/26	75	80,353
4.500%	04/01/47	856	937,845
4.630%	01/01/21	516	519,612
4.762%	08/01/26	1,227	1,428,433
5.000%	05/01/23	46	49,798
5.000%	06/01/23	44	46,149
5.000%	01/01/26	182	191,548
5.000%	12/01/29	128	139,198
5.000%	10/01/39	284	314,457
5.000%	07/01/41	254	281,816
5.500%	07/01/21	43	43,361
5.500%	01/01/22	14	14,049

A39

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	01/01/26	25	$ 27,138
5.500%	06/01/26	23	25,277
5.500%	05/01/28	87	95,830
5.500%	05/01/33	197	222,310
5.500%	06/01/33	109	119,031
5.500%	10/01/33	100	112,596
5.500%	01/01/34	290	327,808
5.500%	02/01/35	128	144,232
5.500%	04/01/36	61	67,601
5.500%	04/01/37	171	192,449
6.000%	10/01/22	80	83,736
6.000%	10/01/27	108	119,319
6.000%	11/01/27	80	88,995
6.000%	03/01/34	214	244,166
6.000%	04/01/39	382	439,575
7.000%	01/01/39	149	191,148
7.500%	10/01/35	215	256,071
Government National Mortgage Assoc.
4.000%	11/20/47	613	657,474
4.500%	06/20/25	85	90,245
4.500%	11/15/39	349	385,922
5.000%	04/15/25	658	690,584
5.000%	11/15/39	1,078	1,201,081
6.000%	01/15/40	467	530,168
Tennessee Valley Authority Principal Strip, Bonds
2.743%(s)	06/15/35	600	447,259

Total U.S. Government Agency Obligations (cost $44,388,023)			47,192,765
U.S. Treasury Obligations — 8.1%
U.S. Treasury Bonds
2.000%	02/15/50	155	180,018
2.250%	08/15/46	2,634	3,156,684
2.250%	08/15/49	305	369,717
2.375%	11/15/49	30	37,397
2.500%	05/15/46	545	683,038
2.750%	08/15/42	895	1,146,999
3.000%	11/15/44	38	51,092
3.125%	05/15/48	65	91,711
3.750%	11/15/43	416	621,530
3.875%	08/15/40	65	96,881
4.375%	02/15/38	100	154,656
U.S. Treasury Notes
1.625%	08/15/29	85	92,291
1.750%	12/31/24	341	363,005
1.750%	12/31/26	160	172,850
1.875%	08/31/24	45	47,932
2.125%	02/29/24	30	32,051
2.500%	01/31/21(k)	136,205	138,833,230
2.500%	05/15/24	90	97,861
2.500%	02/28/26	740	826,545
2.625%	12/31/23	1,850	2,007,106
2.875%	11/30/23	700	764,422

Total U.S. Treasury Obligations (cost $147,854,575)			149,827,016

Total Long-Term Investments (cost $1,330,734,889)			1,220,518,540

	Shares	Value
Short-Term Investments — 25.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	390,874,343	$ 390,874,343
PGIM Institutional Money Market Fund (cost $70,363,940; includes $70,239,722 of cash collateral for securities on loan)(b)(w)	70,441,947	70,329,240

Total Short-Term Investments (cost $461,238,283)		461,203,583

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—91.4% (cost $1,791,973,172)		1,681,722,123

Securities Sold Short — (0.4)%
Common Stocks — (0.1)%
United States
Align Technology, Inc.*	2,348	(408,435)
Comcast Corp. (Class A Stock)	3,448	(118,542)
Comerica, Inc.	1,557	(45,683)
DENTSPLY SIRONA, Inc.	4,229	(164,212)
Ford Motor Co.	14,722	(71,107)
Franklin Resources, Inc.	26,951	(449,812)
General Motors Co.	3,574	(74,268)
Halliburton Co.	18,653	(127,773)
Harley-Davidson, Inc.	7,040	(133,267)
Schlumberger Ltd.	15,770	(212,737)
Square, Inc. (Class A Stock)*	2,004	(104,970)
Stryker Corp.	1,976	(328,984)
Target Corp.	3,261	(303,175)
Walt Disney Co. (The)	2,619	(252,996)
Wayfair, Inc. (Class A Stock)*	2,119	(113,239)

Total Common Stocks (proceeds received $2,874,925)		(2,909,200)
Exchange-Traded Funds — (0.3)%
United States
SPDR S&P 500 ETF Trust	7,099	(1,829,767)
iShares Russell 2000 ETF	15,741	(1,801,715)
iShares Russell 1000 Value ETF	15,588	(1,546,018)
		(5,177,500)

Total Securities Sold Short (proceeds received $7,961,339)		(8,086,700)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—91.0% (cost $1,784,011,833)		1,673,635,423

Other assets in excess of liabilities(z) — 9.0%		166,389,441

Net Assets — 100.0%		$1,840,024,864

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

A40

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BATE	Europe Equities Exchange
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Stock Price Index
XNGS	London Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,575,590 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,601,070; cash collateral of $70,239,722 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
578	10 Year Australian Treasury Bonds	Jun. 2020	$ 53,546,316	$ (158,580)
572	10 Year Canadian Government Bonds	Jun. 2020	59,805,358	(42,848)
3,233	10 Year U.S. Treasury Notes	Jun. 2020	448,376,687	1,550,648
134	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	29,731,250	198,129
808	DJ US Real Estate Index	Jun. 2020	22,187,680	651,505
2,410	Mini MSCI EAFE Index	Jun. 2020	187,895,650	11,047,736
1,851	Mini MSCI Emerging Markets Index	Jun. 2020	78,010,395	2,587,089
267	Russell 2000 E-Mini Index	Jun. 2020	15,320,460	55,358
3,030	S&P 500 E-Mini Index	Jun. 2020	389,309,550	13,856,987
A41

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
30	TOPIX Index	Jun. 2020	$ 3,914,438	$ 110,375
				29,856,399
Short Positions:
475	10 Year Euro-Bund	Jun. 2020	90,374,107	789,188
138	ASX SPI 200 Index	Jun. 2020	10,841,783	(166,472)
2,031	Euro STOXX 50 Index	Jun. 2020	61,532,523	(6,703,859)
139	Hang Seng China Enterprises Index	Apr. 2020	21,263,939	(351,180)
1,555	MSCI Europe Index	Jun. 2020	32,233,604	(3,875,010)
				(10,307,333)
				$ 19,549,066
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/20	Barclays Bank PLC	AUD	10,002	$ 6,857,178	$ 6,153,423	$ —	$ (703,755)
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	1,181	1,377,911	1,467,191	89,280	—
Expiring 04/29/20	Barclays Bank PLC	GBP	1,827	2,397,915	2,271,150	—	(126,765)
Expiring 04/29/20	Citibank, N.A.	GBP	1,409	1,707,744	1,751,497	43,753	—
Expiring 04/29/20	Merrill Lynch International	GBP	673	783,012	836,679	53,667	—
Expiring 04/29/20	Royal Bank of Canada	GBP	257	303,272	318,941	15,669	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	8,617	10,054,232	10,710,250	656,018	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	2,572	2,970,582	3,196,785	226,203	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	722	847,411	897,637	50,226	—
Expiring 04/29/20	Toronto-Dominion Bank	GBP	662	856,566	822,343	—	(34,223)
Expiring 04/29/20	Toronto-Dominion Bank	GBP	543	685,065	674,465	—	(10,600)
Expiring 04/29/20	Toronto-Dominion Bank	GBP	510	628,744	634,380	5,636	—
Expiring 05/04/20	Royal Bank of Canada	GBP	565	658,289	702,483	44,194	—
Canadian Dollar,
Expiring 04/29/20	Merrill Lynch International	CAD	12,084	9,202,951	8,589,583	—	(613,368)
Danish Krone,
Expiring 04/29/20	Barclays Bank PLC	DKK	3,650	539,926	539,782	—	(144)
Expiring 04/29/20	Barclays Bank PLC	DKK	3,481	502,483	514,786	12,303	—
Expiring 04/29/20	Citibank, N.A.	DKK	8,406	1,216,586	1,243,239	26,653	—
Expiring 04/29/20	Citibank, N.A.	DKK	4,891	709,582	723,313	13,731	—
Expiring 04/29/20	Citibank, N.A.	DKK	3,294	472,879	487,176	14,297	—
Expiring 04/29/20	Toronto-Dominion Bank	DKK	4,387	646,716	648,755	2,039	—
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	639	710,367	704,544	—	(5,823)
Expiring 04/02/20	Citibank, N.A.	EUR	529	572,997	582,943	9,946	—
Expiring 04/02/20	Citibank, N.A.	EUR	193	209,800	212,457	2,657	—
Expiring 04/02/20	Royal Bank of Canada	EUR	11,363	12,259,761	12,533,284	273,523	—
Expiring 04/02/20	Royal Bank of Canada	EUR	733	834,818	808,078	—	(26,740)
Expiring 04/02/20	Toronto-Dominion Bank	EUR	358	393,617	394,861	1,244	—
Expiring 04/22/20	Goldman Sachs International	EUR	1,845	2,036,993	2,036,851	—	(142)
Expiring 04/22/20	Goldman Sachs International	EUR	289	328,256	318,937	—	(9,319)
Expiring 04/22/20	Goldman Sachs International	EUR	251	280,683	276,967	—	(3,716)
Expiring 04/22/20	Goldman Sachs International	EUR	170	184,726	187,636	2,910	—
Expiring 04/22/20	Goldman Sachs International	EUR	163	175,208	179,539	4,331	—
Expiring 04/22/20	Goldman Sachs International	EUR	150	163,538	165,862	2,324	—
A42

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/29/20	Barclays Bank PLC	EUR	480	$ 517,292	$ 530,325	$ 13,033	$ —
Expiring 04/29/20	Merrill Lynch International	EUR	2,363	2,639,008	2,609,017	—	(29,991)
Expiring 04/29/20	Royal Bank of Canada	EUR	5,045	5,469,489	5,570,344	100,855	—
Expiring 04/29/20	Royal Bank of Canada	EUR	4,250	4,674,584	4,693,100	18,516	—
Expiring 04/29/20	Royal Bank of Canada	EUR	3,275	3,528,827	3,616,005	87,178	—
Expiring 04/29/20	Royal Bank of Canada	EUR	2,906	3,300,607	3,209,137	—	(91,470)
Expiring 04/29/20	Royal Bank of Canada	EUR	1,481	1,584,123	1,635,071	50,948	—
Expiring 04/29/20	Royal Bank of Canada	EUR	1,249	1,355,721	1,379,033	23,312	—
Expiring 04/29/20	Royal Bank of Canada	EUR	1,204	1,325,757	1,329,368	3,611	—
Expiring 04/29/20	Royal Bank of Canada	EUR	899	967,281	992,800	25,519	—
Expiring 04/29/20	Royal Bank of Canada	EUR	798	872,899	881,600	8,701	—
Expiring 04/29/20	Royal Bank of Canada	EUR	785	870,172	866,829	—	(3,343)
Expiring 04/29/20	Royal Bank of Canada	EUR	368	395,839	406,799	10,960	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	3,705	3,972,840	4,090,842	118,002	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	2,913	3,218,594	3,216,198	—	(2,396)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	2,087	2,327,401	2,304,912	—	(22,489)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,903	2,052,314	2,101,750	49,436	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,659	1,784,640	1,832,424	47,784	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,184	1,298,841	1,306,853	8,012	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	578	646,493	638,470	—	(8,023)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	316	346,248	348,519	2,271	—
Expiring 04/29/20	Toronto-Dominion Bank	EUR	2,372	2,658,833	2,619,295	—	(39,538)
Expiring 04/29/20	Toronto-Dominion Bank	EUR	725	822,291	800,282	—	(22,009)
Expiring 05/04/20	Citibank, N.A.	EUR	436	470,018	481,043	11,025	—
Expiring 05/04/20	Royal Bank of Canada	EUR	5,033	5,465,037	5,558,509	93,472	—
Expiring 05/04/20	Royal Bank of Canada	EUR	220	238,576	242,657	4,081	—
Hong Kong Dollar,
Expiring 04/02/20	Royal Bank of Canada	HKD	25,297	3,262,067	3,262,932	865	—
Expiring 04/29/20	Merrill Lynch International	HKD	29,107	3,743,075	3,753,886	10,811	—
Expiring 04/29/20	State Street Bank & Trust Company	HKD	15,248	1,962,196	1,966,513	4,317	—
Expiring 05/04/20	Citibank, N.A.	HKD	1,940	250,037	250,199	162	—
Expiring 05/04/20	Royal Bank of Canada	HKD	5,880	757,849	758,334	485	—
Japanese Yen,
Expiring 04/02/20	Citibank, N.A.	JPY	268,614	2,407,838	2,498,293	90,455	—
Expiring 04/02/20	Citibank, N.A.	JPY	51,665	479,802	480,520	718	—
Expiring 04/30/20	Barclays Bank PLC	JPY	179,230	1,640,476	1,669,577	29,101	—
Expiring 04/30/20	Barclays Bank PLC	JPY	109,879	1,030,374	1,023,558	—	(6,816)
Expiring 04/30/20	Citibank, N.A.	JPY	153,976	1,402,417	1,434,332	31,915	—
Expiring 04/30/20	Merrill Lynch International	JPY	51,216	467,877	477,090	9,213	—
Expiring 04/30/20	Merrill Lynch International	JPY	33,683	319,325	313,767	—	(5,558)
Expiring 04/30/20	Merrill Lynch International	JPY	17,907	162,891	166,806	3,915	—
Expiring 04/30/20	Royal Bank of Canada	JPY	111,589	1,018,353	1,039,485	21,132	—
Expiring 04/30/20	Royal Bank of Canada	JPY	81,549	739,492	759,649	20,157	—
Expiring 04/30/20	Royal Bank of Canada	JPY	42,228	386,402	393,367	6,965	—
Expiring 04/30/20	Royal Bank of Canada	JPY	34,000	324,932	316,720	—	(8,212)
Expiring 04/30/20	State Street Bank & Trust Company	JPY	1,441,407	13,217,910	13,427,139	209,229	—
Expiring 04/30/20	State Street Bank & Trust Company	JPY	62,795	588,832	584,956	—	(3,876)
Expiring 05/07/20	Toronto-Dominion Bank	JPY	102,060	925,686	950,940	25,254	—
Expiring 05/07/20	Toronto-Dominion Bank	JPY	26,700	242,169	248,776	6,607	—
Mexican Peso,
Expiring 04/22/20	Barclays Bank PLC	MXN	382	18,098	16,050	—	(2,048)
Expiring 04/22/20	Goldman Sachs International	MXN	34,419	1,629,033	1,445,771	—	(183,262)
Norwegian Krone,
Expiring 04/29/20	Citibank, N.A.	NOK	2,800	245,409	269,422	24,013	—
Expiring 04/29/20	Citibank, N.A.	NOK	2,355	208,357	226,561	18,204	—
A43

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/29/20	Citibank, N.A.	NOK	1,715	$ 163,065	$ 164,946	$ 1,881	$ —
Expiring 04/29/20	State Street Bank & Trust Company	NOK	8,982	793,875	864,114	70,239	—
Swedish Krona,
Expiring 04/29/20	Barclays Bank PLC	SEK	4,613	484,642	466,631	—	(18,011)
Expiring 04/29/20	Citibank, N.A.	SEK	3,127	313,630	316,304	2,674	—
Expiring 04/29/20	Citibank, N.A.	SEK	1,353	129,798	136,840	7,042	—
Expiring 04/29/20	Citibank, N.A.	SEK	852	82,244	86,143	3,899	—
Expiring 04/29/20	Merrill Lynch International	SEK	3,213	333,799	325,029	—	(8,770)
Expiring 04/29/20	State Street Bank & Trust Company	SEK	978	95,964	98,962	2,998	—
Expiring 04/29/20	Toronto-Dominion Bank	SEK	8,106	840,745	819,961	—	(20,784)
Expiring 04/29/20	Toronto-Dominion Bank	SEK	4,638	477,294	469,129	—	(8,165)
Expiring 04/29/20	Toronto-Dominion Bank	SEK	3,069	328,194	310,407	—	(17,787)
Swiss Franc,
Expiring 04/02/20	Royal Bank of Canada	CHF	1,258	1,281,949	1,306,902	24,953	—
Expiring 04/29/20	Citibank, N.A.	CHF	1,259	1,283,257	1,310,388	27,131	—
Expiring 04/29/20	Merrill Lynch International	CHF	718	751,950	747,582	—	(4,368)
Expiring 04/29/20	Royal Bank of Canada	CHF	2,042	2,130,313	2,125,152	—	(5,161)
Expiring 04/29/20	Royal Bank of Canada	CHF	1,521	1,544,236	1,582,691	38,455	—
Expiring 04/29/20	Royal Bank of Canada	CHF	1,203	1,222,398	1,251,344	28,946	—
Expiring 04/29/20	Royal Bank of Canada	CHF	355	366,277	369,825	3,548	—
Expiring 04/29/20	Royal Bank of Canada	CHF	161	165,218	167,489	2,271	—
Expiring 04/29/20	Royal Bank of Canada	CHF	93	94,648	96,376	1,728	—
Expiring 04/29/20	Royal Bank of Canada	CHF	91	93,507	94,745	1,238	—
Expiring 04/29/20	Toronto-Dominion Bank	CHF	2,351	2,410,959	2,446,888	35,929	—
Expiring 04/29/20	Toronto-Dominion Bank	CHF	386	408,296	401,192	—	(7,104)
Expiring 04/29/20	Toronto-Dominion Bank	CHF	379	403,206	394,598	—	(8,608)
Expiring 05/04/20	Royal Bank of Canada	CHF	609	622,725	634,073	11,348	—
				$168,626,619	$169,569,353	3,005,118	(2,062,384)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/20	Citibank, N.A.	AUD	2,376	$ 1,370,201	$ 1,461,575	$ —	$ (91,374)
Expiring 04/29/20	Merrill Lynch International	AUD	3,882	2,332,794	2,388,019	—	(55,225)
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	373	484,214	463,198	21,016	—
Expiring 04/02/20	Royal Bank of Canada	GBP	808	1,047,091	1,003,992	43,099	—
Expiring 04/29/20	Barclays Bank PLC	GBP	136	165,919	169,179	—	(3,260)
Expiring 04/29/20	Citibank, N.A.	GBP	2,856	3,499,109	3,549,587	—	(50,478)
Expiring 04/29/20	Citibank, N.A.	GBP	1,485	1,799,959	1,845,518	—	(45,559)
Expiring 04/29/20	Merrill Lynch International	GBP	604	772,381	750,124	22,257	—
Expiring 04/29/20	State Street Bank & Trust Company	GBP	1,962	2,345,585	2,438,299	—	(92,714)
Expiring 04/29/20	State Street Bank & Trust Company	GBP	928	1,212,082	1,152,957	59,125	—
Expiring 05/04/20	Citibank, N.A.	GBP	1,181	1,378,923	1,468,267	—	(89,344)
Canadian Dollar,
Expiring 04/29/20	Merrill Lynch International	CAD	2,905	2,078,860	2,064,693	14,167	—
Expiring 04/29/20	Merrill Lynch International	CAD	2,848	2,004,650	2,024,367	—	(19,717)
Expiring 04/29/20	Royal Bank of Canada	CAD	1,611	1,109,606	1,145,115	—	(35,509)
Danish Krone,
Expiring 04/29/20	Citibank, N.A.	DKK	6,785	999,598	1,003,457	—	(3,859)
Expiring 04/29/20	Merrill Lynch International	DKK	7,775	1,145,489	1,149,868	—	(4,379)
Expiring 04/29/20	Toronto-Dominion Bank	DKK	12,389	1,840,409	1,832,239	8,170	—
A44

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	13,305	$ 14,508,119	$ 14,675,203	$ —	$ (167,084)
Expiring 04/02/20	Royal Bank of Canada	EUR	509	551,182	560,965	—	(9,783)
Expiring 04/22/20	Citibank, N.A.	EUR	5,841	6,480,803	6,447,509	33,294	—
Expiring 04/22/20	Goldman Sachs International	EUR	84	92,271	92,407	—	(136)
Expiring 04/29/20	Citibank, N.A.	EUR	3,187	3,506,545	3,518,662	—	(12,117)
Expiring 04/29/20	Citibank, N.A.	EUR	1,281	1,396,158	1,414,550	—	(18,392)
Expiring 04/29/20	Citibank, N.A.	EUR	830	927,203	916,068	11,135	—
Expiring 04/29/20	Citibank, N.A.	EUR	518	581,090	572,252	8,838	—
Expiring 04/29/20	Merrill Lynch International	EUR	4,024	4,509,252	4,443,226	66,026	—
Expiring 04/29/20	Merrill Lynch International	EUR	2,765	3,050,697	3,053,413	—	(2,716)
Expiring 04/29/20	Royal Bank of Canada	EUR	2,532	2,743,942	2,796,055	—	(52,113)
Expiring 04/29/20	Royal Bank of Canada	EUR	875	948,427	966,430	—	(18,003)
Expiring 04/29/20	Royal Bank of Canada	EUR	585	647,085	645,631	1,454	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	40,488	43,735,974	44,707,753	—	(971,779)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	15,329	17,008,744	16,926,882	81,862	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	3,064	3,292,754	3,383,749	—	(90,995)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	2,665	2,892,672	2,942,586	—	(49,914)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,219	1,345,289	1,346,288	—	(999)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	1,056	1,151,650	1,165,782	—	(14,132)
Expiring 04/29/20	State Street Bank & Trust Company	EUR	594	659,274	656,190	3,084	—
Expiring 04/29/20	State Street Bank & Trust Company	EUR	243	262,709	267,781	—	(5,072)
Expiring 04/29/20	Toronto-Dominion Bank	EUR	219	240,487	241,937	—	(1,450)
Expiring 05/04/20	Royal Bank of Canada	EUR	11,363	12,277,840	12,549,841	—	(272,001)
Hong Kong Dollar,
Expiring 04/02/20	Citibank, N.A.	HKD	25,297	3,246,542	3,262,932	—	(16,390)
Expiring 04/29/20	Citibank, N.A.	HKD	12,560	1,618,738	1,619,899	—	(1,161)
Expiring 05/04/20	Royal Bank of Canada	HKD	25,297	3,260,798	3,262,521	—	(1,723)
Japanese Yen,
Expiring 04/02/20	Royal Bank of Canada	JPY	320,278	2,906,180	2,978,813	—	(72,633)
Expiring 04/30/20	Australia and New Zealand Banking Group Ltd.	JPY	64,641	602,305	602,148	157	—
Expiring 04/30/20	Australia and New Zealand Banking Group Ltd.	JPY	41,867	382,475	390,005	—	(7,530)
Expiring 04/30/20	Barclays Bank PLC	JPY	60,544	581,730	563,986	17,744	—
Expiring 04/30/20	Citibank, N.A.	JPY	290,568	2,615,432	2,706,723	—	(91,291)
Expiring 04/30/20	Citibank, N.A.	JPY	255,140	2,418,360	2,376,709	41,651	—
Expiring 04/30/20	Citibank, N.A.	JPY	57,604	519,565	536,594	—	(17,029)
Expiring 04/30/20	Citibank, N.A.	JPY	32,699	320,283	304,601	15,682	—
Expiring 04/30/20	Merrill Lynch International	JPY	416,352	3,876,245	3,878,444	—	(2,199)
Expiring 04/30/20	Merrill Lynch International	JPY	327,332	3,093,273	3,049,192	44,081	—
Expiring 04/30/20	State Street Bank & Trust Company	JPY	239,870	2,160,570	2,234,463	—	(73,893)
Expiring 04/30/20	State Street Bank & Trust Company	JPY	47,821	436,404	445,467	—	(9,063)
Expiring 05/07/20	Citibank, N.A.	JPY	268,614	2,413,896	2,502,794	—	(88,898)
Mexican Peso,
Expiring 04/22/20	Goldman Sachs International	MXN	34,801	1,576,991	1,461,821	115,170	—
Norwegian Krone,
Expiring 04/29/20	Merrill Lynch International	NOK	5,948	660,693	572,237	88,456	—
Expiring 04/29/20	State Street Bank & Trust Company	NOK	9,226	839,984	887,626	—	(47,642)
Swedish Krona,
Expiring 04/29/20	Citibank, N.A.	SEK	13,385	1,298,819	1,354,003	—	(55,184)
Swiss Franc,
Expiring 04/02/20	State Street Bank & Trust Company	CHF	1,258	1,293,520	1,306,902	—	(13,382)
Expiring 04/29/20	Citibank, N.A.	CHF	3,536	3,608,737	3,679,678	—	(70,941)
Expiring 04/29/20	Citibank, N.A.	CHF	3,116	3,306,897	3,242,677	64,220	—
Expiring 04/29/20	Merrill Lynch International	CHF	789	805,256	821,383	—	(16,127)
Expiring 04/29/20	Royal Bank of Canada	CHF	1,259	1,289,542	1,310,357	—	(20,815)
Expiring 04/29/20	State Street Bank & Trust Company	CHF	1,804	1,846,090	1,876,789	—	(30,699)
A45

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/04/20	Royal Bank of Canada	CHF	1,258	$ 1,284,182	$ 1,309,147	$ —	$ (24,965)
				$196,660,544	$198,739,525	760,688	(2,839,669)
						$3,765,806	$(4,902,053)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/29/20	Buy	CHF	196	EUR	185	$ —	$ (377)	Royal Bank of Canada
04/29/20	Buy	EUR	187	GBP	171	—	(6,131)	Citibank, N.A.
04/29/20	Buy	EUR	193	DKK	1,441	—	(83)	State Street Bank & Trust Company
04/29/20	Buy	EUR	255	CHF	269	1,950	—	Royal Bank of Canada
04/29/20	Buy	EUR	414	CHF	440	—	(722)	State Street Bank & Trust Company
04/29/20	Buy	EUR	913	CHF	962	6,929	—	Royal Bank of Canada
04/29/20	Buy	EUR	1,263	GBP	1,150	—	(35,291)	Royal Bank of Canada
04/29/20	Buy	EUR	1,310	CHF	1,380	10,951	—	Royal Bank of Canada
04/29/20	Buy	EUR	2,422	HKD	20,970	—	(29,959)	Royal Bank of Canada
04/29/20	Buy	GBP	205	EUR	224	7,176	—	Royal Bank of Canada
						$27,006	$(72,563)

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 235	$ (4,388)	$—	$ (4,388)
Astrazeneca PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 244	37,488	—	37,488
Barratt Developments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 387	(142,246)	—	(142,246)
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 204	30,619	—	30,619
British American Tobacco PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 255	7,949	—	7,949
Calisen PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 187	(11,736)	—	(11,736)
Dunelm Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 204	(72,865)	—	(72,865)
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 104	(23,839)	—	(23,839)
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 310	(116,553)	—	(116,553)
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 211	(62,516)	—	(62,516)
Polymetal International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 420	29,560	—	29,560
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 177	(461)	—	(461)
A46

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 303	$ 85,136	$—	$ 85,136
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 395	(18,638)	—	(18,638)
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 259	11,869	—	11,869
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 489	(224,395)	—	(224,395)
The Berkeley Group Holdings(M)	1 Month LIBOR(M)	Bank of America, N.A.	4/07/20	GBP 251	(55,654)	—	(55,654)
					$(530,670)	$—	$(530,670)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A47